UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21906
                                      -----------

                       Claymore Exchange-Traded Fund Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------

Date of fiscal year end: August 31
                         --------------------

Date of reporting period: November 30, 2009
                          -------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

CSD | CLAYMORE/BEACON SPIN-OFF ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2009 (UNAUDITED)

  NUMBER OF
     SHARES     DESCRIPTION                                                                            VALUE
-------------------------------------------------------------------------------------------------------------
                COMMON STOCK - 97.2%
                CONSUMER DISCRETIONARY - 23.8%
      3,735     Ascent Media Corp. - Class A (a)                                                $     85,532
     11,198     Brink's Home Security Holdings, Inc. (a)                                             366,399
     15,818     Hillenbrand, Inc.                                                                    289,469
     14,676     HSN, Inc. (a)                                                                        262,994
     14,157     Interval Leisure Group, Inc. (a)                                                     161,956
     11,685     Scripps Networks Interactive, Inc. - Class A                                         462,142
     14,379     Ticketmaster Entertainment, Inc. (a)                                                 151,411
     15,281     WABCO Holdings, Inc.                                                                 361,090
                                                                          -----------------------------------
                                                                                                   2,140,993
                                                                          -----------------------------------
                CONSUMER STAPLES - 12.8%
     14,851     Dr Pepper Snapple Group, Inc. (a)                                                    388,948
      5,011     Lorillard, Inc.                                                                      390,407
      7,651     Philip Morris International, Inc.                                                    367,937
                                                                          -----------------------------------
                                                                                                   1,147,292
                                                                          -----------------------------------
                ENERGY - 3.1%
     22,688     Patriot Coal Corp. (a)                                                               277,928
                                                                          -----------------------------------

                FINANCIALS - 15.8%
     38,588     Discover Financial Services                                                          596,570
      9,516     Forestar Group, Inc. (a)                                                             176,522
     29,594     MF Global Ltd. (Bermuda) (a)                                                         186,146
     14,430     MSCI, Inc. - Class A (a)                                                             439,682
      2,615     Tree.com, Inc. (a)                                                                    16,867
                                                                          -----------------------------------
                                                                                                   1,415,787
                                                                          -----------------------------------
                HEALTH CARE - 6.3%
      9,477     Covidien PLC (Ireland)                                                               443,713
      8,174     PharMerica Corp. (a)                                                                 123,019
                                                                          -----------------------------------
                                                                                                     566,732
                                                                          -----------------------------------
                INDUSTRIALS - 3.0%
      6,696     John Bean Technologies Corp.                                                         114,970
      9,778     Quanex Building Products Corp.                                                       158,501
                                                                          -----------------------------------
                                                                                                     273,471
                                                                          -----------------------------------
                INFORMATION TECHNOLOGY - 26.6%
      9,724     EchoStar Corp. - Class A (a)                                                         188,937
     11,466     Lender Processing Services, Inc.                                                     479,049
     10,324     TeleCommunication Systems, Inc. - Class A (a)                                         87,031
     13,921     Teradata Corp. (a)                                                                   407,885
     23,510     Total System Services, Inc.                                                          406,253
     16,808     Tyco Electronics Ltd. (Switzerland)                                                  390,114
     10,272     VMware, Inc. - Class A (a)                                                           431,219
                                                                          -----------------------------------
                                                                                                   2,390,488
                                                                          -----------------------------------
                MATERIALS - 1.1%
      5,421     Zep, Inc.                                                                             95,843
                                                                          -----------------------------------

                TELECOMMUNICATION SERVICES - 4.7%
     27,275     Telmex Internacional SAB de CV, ADR (Mexico)                                         420,581
                                                                          -----------------------------------

                TOTAL COMMON STOCK - 97.2%
                (Cost - $7,779,212)                                                                8,729,115
                                                                          -----------------------------------

                MASTER LIMITED PARTNERSHIPS - 2.8%
                ENERGY - 1.8%
      8,980     Encore Energy Partners LP                                                            159,215
                                                                          -----------------------------------

                UTILITIES - 1.0%
      5,735     Brookfield Infrastructure Partners LP (Bermuda)                                       88,319
                                                                          -----------------------------------
                TOTAL MASTER LIMITED PARTNERSHIPS - 2.8%
                (Cost - $218,377)                                                                    247,534
                                                                          -----------------------------------

                TOTAL INVESTMENTS - 100.0%
                (Cost - $7,997,589)                                                                8,976,649
                Other Assets in excess of Liabilities - 0.0%                                           3,037
                                                                          -----------------------------------
                NET ASSETS - 100.0%                                                              $ 8,979,686
                                                                          ===================================

-------------------------------------------------------------------------------------------------------------

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
SAB de CV - Variable Capital Company

(a)  Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

------------------------------------------------------------------------------
                         COUNTRY ALLOCATION*
------------------------------------------------------------------------------
United States                                                           83.0%
Ireland                                                                  4.9%
Mexico                                                                   4.7%
Switzerland                                                              4.3%
Bermuda                                                                  3.1%
------------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended August 31, 2009.

At November 30, 2009, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                                             Gross Tax                Gross Tax        Net Tax Unrealized
       Cost of Investments                  Unrealized               Unrealized              Appreciation
          for Tax Purposes                Appreciation             Depreciation            on Investments
-----------------------------------    ---------------------    -----------------    --------------------
           $ 8,256,067                     $ 1,630,263               $ (909,681)              $ 720,582
-----------------------------------    ---------------------    -----------------    --------------------

The Fund adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC820") (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157). In accordance with ASC820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2009.

Description                                    Level 1                Level 2                Level 3                  Total
---------------------------------------    -------------------    -----------------    --------------------    ---------------------
(value in $000s)
Assets:
Common Stocks                                         $ 8,729                  $ -                     $ -                  $ 8,729
Master Limited Partnerships                               248                    -                       -                      248
                                           -------------------    -----------------    --------------------    ---------------------
Total                                                 $ 8,977                  $ -                     $ -                  $ 8,977
                                           ===================    =================    ====================    =====================


EEB | CLAYMORE/BNY MELLON BRIC ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2009 (UNAUDITED)

     NUMBER OF
     SHARES            DESCRIPTION                                                                                          VALUE
----------------------------------------------------------------------------------------------------------------------------------

                       COMMON STOCKS  - 62.6%
                       CONSUMER DISCRETIONARY - 2.0%
            116,991    Ctrip.com International Ltd., ADR (China) (a)                                                $   8,581,290
            152,590    Focus Media Holding Ltd., ADR (China) (a)                                                        1,916,530
            108,150    Gafisa SA, ADR (Brazil)                                                                          3,644,655
             43,529    Home Inns & Hotels Management, Inc., ADR (China) (a)                                             1,529,174
            313,900    Melco Crown Entertainment Ltd., ADR (China) (a)                                                  1,327,797
             51,604    New Oriental Education & Technology Group, ADR (China) (a)                                       3,679,881
                                                                                                            ----------------------
                                                                                                                       20,679,327
                                                                                                            ----------------------
                       CONSUMER STAPLES - 1.8%
            295,106    BRF - Brasil Foods SA, ADR (Brazil) (a)                                                         14,312,641
            220,253    Wimm-Bill-Dann Foods OJSC, ADR (Russia) (a)                                                      4,383,035
                                                                                                            ----------------------
                                                                                                                       18,695,676
                                                                                                            ----------------------
                       ENERGY - 17.2%
            249,858    China Petroleum & Chemical Corp., ADR (China)                                                   20,908,117
            222,324    CNOOC Ltd., ADR (China)                                                                         34,446,881
            259,689    PetroChina Co. Ltd., ADR (China)                                                                32,435,156
          1,621,480    Petroleo Brasileiro SA, ADR (Brazil)                                                            83,149,494
            337,355    Yanzhou Coal Mining Co. Ltd., ADR (China)                                                        6,777,462
                                                                                                            ----------------------
                                                                                                                      177,717,110
                                                                                                            ----------------------
                       FINANCIALS -  8.0%
            470,964    China Life Insurance Co. Ltd., ADR (China)                                                      35,633,136
             35,983    CNinsure, Inc., ADR (China)                                                                        756,003
            113,385    E-House China Holdings Ltd., ADR (China) (a)                                                     2,205,338
            156,788    HDFC Bank Ltd., ADR (India)                                                                     21,095,825
            619,897    ICICI Bank Ltd., ADR (India)                                                                    23,060,169
                                                                                                            ----------------------
                                                                                                                       82,750,471
                                                                                                            ----------------------
                       HEALTH CARE - 1.1%
             59,803    China Medical Technologies, Inc., ADR (China)                                                      789,998
            201,087    Dr. Reddy's Laboratories Ltd., ADR (India)                                                       4,876,360
            131,787    Mindray Medical International Ltd., ADR (China)                                                  3,990,510
            119,929    WuXi PharmaTech Cayman, Inc., ADR (China) (a)                                                    2,090,362
                                                                                                            ----------------------
                                                                                                                       11,747,230
                                                                                                            ----------------------
                       INDUSTRIALS - 2.3%
             69,477    China Southern Airlines Co. Ltd., ADR (China) (a)                                                1,162,350
            201,769    Empresa Brasileira de Aeronautica SA, ADR (Brazil) (a)                                           4,101,964
             62,977    Guangshen Railway Co. Ltd., ADR (China)                                                          1,260,799
            321,157    JA Solar Holdings Co. Ltd., ADR (China) (a)                                                      1,249,301
            225,865    Suntech Power Holdings Co. Ltd., ADR (China) (a)                                                 3,376,682
            440,811    Tata Motors Ltd., ADR (India)                                                                    6,312,413
             75,777    Trina Solar Ltd., ADR (China) (a)                                                                3,529,693
            172,446    Yingli Green Energy Holding Co. Ltd., ADR (China) (a)                                            2,450,458
                                                                                                            ----------------------
                                                                                                                       23,443,660
                                                                                                            ----------------------
                       INFORMATION TECHNOLOGY - 6.8%
             22,217    Baidu, Inc., ADR (China) (a)                                                                     9,636,402
             16,415    Changyou.com Ltd., ADR (China) (a)                                                                 532,995
             87,856    China Digital TV Holding Co. Ltd., ADR (China)                                                     529,772
            205,813    Giant Interactive Group, Inc., ADR (China)                                                       1,446,865
            658,947    Infosys Technologies Ltd., ADR (India)                                                          33,586,529
             49,354    KongZhong Corp. ADR (China) (a)                                                                    637,160
             72,636    LDK Solar Co. Ltd., ADR (China) (a)                                                                566,561
             42,994    Longtop Financial Technologies Ltd., ADR (China) (a)                                             1,522,417
            125,652    Netease.com, ADR (China) (a)                                                                     4,804,932
             67,420    Patni Computer Systems Ltd., ADR (India)                                                         1,292,441
             78,266    Perfect World Co. Ltd., ADR (China) (a)                                                          3,453,879
             77,238    Shanda Interactive Entertainment Ltd., ADR (China) (a)                                           3,849,542
            441,928    Wipro Ltd., ADR (India)                                                                          8,838,560
                                                                                                            ----------------------
                                                                                                                       70,698,055
                                                                                                            ----------------------
                       MATERIALS - 10.4%
            255,475    Aluminum Corp. of China Ltd., ADR (China) (a)                                                    7,056,220
            623,385    Cia Siderurgica Nacional SA, ADR (Brazil)                                                       21,375,872
            322,633    Fibria Celulose SA, ADR (Brazil) (a)                                                             5,652,525
            295,623    Mechel, ADR (Russia)                                                                             5,749,867
             46,363    Sinopec Shanghai Petrochemical Co. Ltd., ADR (China) (a)                                         1,821,602
            620,891    Sterlite Industries India Ltd., ADR (India)                                                     11,399,559
          1,882,341    Vale SA, ADR (Brazil)                                                                           53,966,716
                                                                                                            ----------------------
                                                                                                                      107,022,361
                                                                                                            ----------------------
                       TELECOMMUNICATION SERVICES - 11.5%
             45,959    Brasil Telecom SA, ADR (Brazil) (a)                                                                728,448
          1,208,836    China Mobile Ltd., ADR (China)                                                                  56,658,143
            211,356    China Telecom Corp. Ltd., ADR (China)                                                            9,394,774
          1,774,596    China Unicom Hong Kong Ltd., ADR (China)                                                        23,868,316
            205,748    Hutchison Telecommunications International Ltd., ADR (China)                                       621,359
             52,640    Mahanagar Telephone Nigam, ADR (India)                                                             170,554
            283,515    Mobile Telesystems OJSC, ADR (Russia)                                                           14,198,431
             97,395    Rostelecom, ADR (Russia)                                                                         3,330,909
             55,317    Tata Communications Ltd., ADR (India)                                                              908,858
            485,566    Vimpel-Communications, ADR (Russia)                                                              9,269,455
                                                                                                            ----------------------
                                                                                                                      119,149,247
                                                                                                            ----------------------
                       UTILITIES - 1.5%
            368,188    Centrais Eletricas Brasileiras SA, ADR (Brazil)                                                  6,321,788
             94,333    Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)                                    3,450,701
             35,623    CPFL Energia SA, ADR (Brazil)                                                                    2,045,117
            124,807    Huaneng Power International, Inc., ADR (China)                                                   3,137,648
                                                                                                            ----------------------
                                                                                                                       14,955,254
                                                                                                            ----------------------
                       TOTAL COMMON STOCKS - 62.6%
                       (Cost $708,159,161)                                                                            646,858,391
                                                                                                            ----------------------

                       PREFERRED STOCKS  - 37.2%
                       CONSUMER DISCRETIONARY - 0.5%
            363,606    NET Servicos de Comunicacao SA, Preference Shares, ADR (Brazil)                                  5,203,202
                                                                                                            ----------------------

                       CONSUMER STAPLES - 2.8%
             96,898    Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares, ADR (Brazil)              6,196,627
            233,816    Cia de Bebidas das Americas, Preference Shares, ADR (Brazil)                                    22,998,142
                                                                                                            ----------------------
                                                                                                                       29,194,769
                                                                                                            ----------------------
                       ENERGY - 10.4%
          2,234,467    Petroleo Brasileiro SA, Preference Shares, ADR (Brazil)                                        100,685,083
            150,383    Ultrapar Participacoes SA, Preference Shares, ADR (Brazil)                                       7,113,116
                                                                                                            ----------------------
                                                                                                                      107,798,199
                                                                                                            ----------------------
                       FINANCIALS -  10.1%
          2,077,745    Banco Bradesco SA, Preference Shares, ADR (Brazil)                                              44,027,416
          2,718,419    Itau Unibanco Holding SA, Preference Shares, ADR (Brazil)                                       60,484,823
                                                                                                            ----------------------
                                                                                                                      104,512,239
                                                                                                            ----------------------
                       INDUSTRIALS - 0.6%
            212,001    Gol Linhas Aereas Inteligentes SA, Preference Shares, ADR (Brazil)                               3,001,934
            148,289    Tam SA, Preference Shares, ADR (Brazil) (a)                                                      2,599,506
                                                                                                            ----------------------
                                                                                                                        5,601,440
                                                                                                            ----------------------
                       MATERIALS - 8.8%
            176,861    Braskem SA, Preference Shares, ADR (Brazil) (a)                                                  2,334,565
          1,005,318    Gerdau SA, Preference Shares, ADR (Brazil)                                                      16,185,620
          2,931,627    Vale SA, Preference Shares, ADR (Brazil)                                                        71,824,862
                                                                                                            ----------------------
                                                                                                                       90,345,047
                                                                                                            ----------------------
                       TELECOMMUNICATION SERVICES - 2.3%
            161,234    Brasil Telecom SA, Preference Shares, ADR (Brazil)                                               4,841,849
            397,960    Tele Norte Leste Participacoes SA, Preference Shares, ADR (Brazil)                               8,659,609
            105,274    Tim Participacoes SA, Preference Shares, ADR (Brazil)                                            2,842,398
            247,490    Vivo Participacoes SA, Preference Shares, ADR (Brazil)                                           7,548,445
                                                                                                            ----------------------
                                                                                                                       23,892,301
                                                                                                            ----------------------
                       UTILITIES - 1.7%
            298,357    Centrais Eletricas Brasileiras SA, Preference Shares, ADR (Brazil)                               4,511,158
            545,922    Cia Energetica de Minas Gerais, Preference Shares, ADR (Brazil)                                  9,815,678
            181,343    Cia Paranaense de Energia, Preference Shares, ADR (Brazil)                                       3,661,315
                                                                                                            ----------------------
                                                                                                                       17,988,151
                                                                                                            ----------------------
                       TOTAL PREFERRED STOCKS - 37.2%
                       (Cost $346,000,495)                                                                            384,535,348
                                                                                                            ----------------------

                       TOTAL INVESTMENTS - 99.8%
                       (Cost $1,054,159,656)                                                                        1,031,393,739
                       Other Assets in excess of Liabilities - 0.2%                                                     1,805,181
                                                                                                            ----------------------
                       NET ASSETS - 100.0%                                                                        $ 1,033,198,920
                                                                                                            ======================


ADR - American Depositary Receipt
OJSC - Open Joint Stock Company
SA - Corporation

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.



--------------------------------------------------------------------------------
                               Country Allocation*
--------------------------------------------------------------------------------
Brazil                                                                     56.6%
China                                                                      29.0%
India                                                                      10.8%
Russia                                                                      3.6%
--------------------------------------------------------------------------------

* Subject to change daily.  Based on total investments.


See previously submitted notes to financial statements for the period ended August 31, 2009.

At November 30, 2009, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                                           Gross Tax                Gross Tax       Net Tax Unrealized
     Cost of Investments                  Unrealized               Unrealized          Depreciation on
        for Tax Purposes                Appreciation             Depreciation              Investments
----------------------------    ---------------------    ---------------------    --------------------
            $ 1,057,116,577             $ 71,025,126            $ (96,747,964)          $ (25,722,838)
----------------------------    ---------------------    ---------------------    --------------------

The Fund adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC 820") (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157). In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2009.

Description                           Level 1                  Level 2                  Level 3                   Total
----------------------------    ---------------------    ---------------------    --------------------    ----------------------
(value in $000s)
Assets:
Common Stocks                            $   646,859                      $ -                     $ -               $   646,859
Preferred Stocks                         $   384,535                      $ -                     $ -               $   384,535
                                ---------------------    ---------------------    --------------------    ----------------------
Total                                    $ 1,031,394                      $ -                     $ -               $ 1,031,394
                                =====================    =====================    ====================    ======================

XGC | CLAYMORE/BNY MELLON INTERNATIONAL SMALL CAP LDRS ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2009 (UNAUDITED)

NUMBER OF SHARES    DESCRIPTION                                                                       VALUE
------------------------------------------------------------------------------------------------------------
                    COMMON STOCKS  - 100.1%
                    ARGENTINA - 2.9%
           1,709    Banco Macro SA, ADR                                                            $ 46,639
           1,712    Cresud SACIF y A, ADR                                                            23,983
           3,625    Grupo Financiero Galicia SA, ADR (a)                                             19,394
           1,339    Petrobras Energia SA, ADR                                                        22,442
           3,453    Telecom Argentina SA, ADR (a)                                                    55,869
                                                                                          ------------------
                                                                                                    168,327
                                                                                          ------------------
                    AUSTRALIA - 2.2%
           6,420    Sims Metal Management Ltd., ADR                                                 125,062
                                                                                          ------------------

                    BRAZIL - 22.2%
           3,755    Brasil Telecom SA, ADR                                                          112,777
           1,779    Brasil Telecom SA, ADR (a)                                                       28,194
           3,318    Braskem SA, ADR                                                                  43,798
           8,198    Centrais Eletricas Brasileiras SA, ADR                                          123,954
           2,470    Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR                         157,956
           2,257    Cia de Saneamento Basico do Estado de Sao Paulo, ADR                             82,561
           4,281    Cia Paranaense de Energia, ADR                                                   86,433
             921    CPFL Energia SA, ADR                                                             52,875
           5,308    Empresa Brasileira de Aeronautica SA, ADR (a)                                   107,912
           6,523    Fibria Celulose SA, ADR (a)                                                     114,279
           2,096    Gafisa SA, ADR                                                                   70,635
           3,879    Gol Linhas Aereas Inteligentes SA, ADR                                           54,927
           8,548    NET Servicos de Comunicacao SA, ADR                                             122,322
           3,299    Tam SA, ADR, ADR (a)                                                             57,831
           2,507    Tim Participacoes SA, ADR                                                        67,689
                                                                                          ------------------
                                                                                                  1,284,143
                                                                                          ------------------
                    CAYMAN ISLANDS - 17.7%
             372    Changyou.com Ltd., ADR (a)                                                       12,079
           1,987    China Digital TV Holding Co. Ltd., ADR                                           11,982
           1,023    China Medical Technologies, Inc., ADR                                            13,514
             724    CNinsure, Inc., ADR                                                              15,211
           1,956    E-House China Holdings Ltd., ADR (a)                                             38,044
           3,443    Focus Media Holding Ltd., ADR (a)                                                43,244
           4,496    Giant Interactive Group, Inc., ADR                                               31,607
           6,756    Himax Technologies, Inc., ADR                                                    17,633
             965    Home Inns & Hotels Management, Inc., ADR (a)                                     33,900
           4,139    Hutchison Telecommunications International Ltd., ADR                             12,500
           5,475    JA Solar Holdings Co. Ltd., ADR (a)                                              21,298
             993    KongZhong Corp., ADR (a)                                                         12,820
           1,642    LDK Solar Co. Ltd., ADR (a)                                                      12,808
             727    Longtop Financial Technologies Ltd., ADR (a)                                     25,743
           5,416    Melco Crown Entertainment Ltd., ADR (a)                                          22,910
           3,222    Mindray Medical International Ltd., ADR                                          97,562
           3,082    Netease.com, ADR (a)                                                            117,856
           1,241    New Oriental Education & Technology Group, ADR (a)                               88,496
           1,401    Perfect World Co. Ltd., ADR (a)                                                  61,826
           1,622    Shanda Interactive Entertainment Ltd., ADR (a)                                   80,840
           5,218    Suntech Power Holdings Co. Ltd., ADR (a)                                         78,009
           1,339    Trina Solar Ltd., ADR (a)                                                        62,371
           1,926    VisionChina Media, Inc., ADR (a)                                                 17,758
           2,345    WuXi PharmaTech Cayman, Inc., ADR (a)                                            40,873
           3,831    Yingli Green Energy Holding Co. Ltd., ADR (a)                                    54,438
                                                                                          ------------------
                                                                                                  1,025,322
                                                                                          ------------------
                    CHILE- 6.0%
             694    Banco de Chile, ADR                                                              35,984
           1,714    Banco Santander Chile, ADR                                                      104,211
             915    Cia Cervecerias Unidas SA, ADR                                                   32,986
             772    CorpBanca SA, ADR                                                                28,294
           1,101    Embotelladora Andina SA, ADR - Class B                                           20,688
           5,677    Lan Airlines SA, ADR                                                             87,539
             894    Vina Concha y Toro SA, ADR                                                       36,046
                                                                                          ------------------
                                                                                                    345,748
                                                                                          ------------------
                    CHINA- 4.9%
             664    China Eastern Airlines Corp. Ltd., ADR (a)                                       25,086
           1,490    China Southern Airlines Co. Ltd., ADR (a)                                        24,928
           1,209    Guangshen Railway Co. Ltd., ADR                                                  24,204
             996    Sinopec Shanghai Petrochemical Co. Ltd., ADR                                     39,133
           8,362    Yanzhou Coal Mining Co. Ltd., ADR                                               167,992
                                                                                          ------------------
                                                                                                    281,343
                                                                                          ------------------
                    COLOMBIA- 2.2%
           2,963    BanColombia SA, ADR                                                             127,113
                                                                                          ------------------

                    DENMARK - 0.3%
           1,500    Torm A/S, ADR                                                                    15,900
                                                                                          ------------------

                    GERMANY- 2.2%
           3,542    Aixtron AG, ADR                                                                 128,114
                                                                                          ------------------

                    HUNGARY - 1.3%
           3,632    Magyar Telekom Telecommunications PLC, ADR                                       72,386
                                                                                          ------------------

                    INDIA - 5.7%
           4,796    Dr Reddys Laboratories Ltd., ADR                                                116,303
           3,810    Mahanagar Telephone Nigam, ADR                                                   12,344
           1,497    Patni Computer Systems Ltd., ADR                                                 28,697
           1,087    Tata Communications Ltd., ADR                                                    17,859
          10,925    Tata Motors Ltd., ADR                                                           156,446
                                                                                          ------------------
                                                                                                    331,649
                                                                                          ------------------
                    INDONESIA - 0.4%
             951    Indosat Tbk PT, ADR                                                              24,859
                                                                                          ------------------

                    IRELAND - 1.6%
           2,319    ICON PLC, ADR (a)                                                                52,641
           4,172    SkillSoft PLC, ADR (a)                                                           40,969
                                                                                          ------------------
                                                                                                     93,610
                                                                                          ------------------
                    ISRAEL - 2.4%
           2,593    Nice Systems Ltd., ADR (a)                                                       78,594
           3,363    Partner Communications Co. Ltd., ADR                                             62,047
                                                                                          ------------------
                                                                                                    140,641
                                                                                          ------------------
                    JAPAN - 2.4%
           4,098    Konami Corp., ADR                                                                67,658
           1,224    Wacoal Holdings Corp., ADR                                                       70,453
                                                                                          ------------------
                                                                                                    138,111
                                                                                          ------------------
                    LUXEMBOURG - 2.7%
           7,797    Acergy SA, ADR                                                                  114,538
           1,305    Ternium SA, ADR                                                                  41,068
                                                                                          ------------------
                                                                                                    155,606
                                                                                          ------------------
                    MEXICO - 4.9%
           1,158    Coca-Cola Femsa SAB de CV, ADR                                                   66,156
           1,440    Desarrolladora Homex SAB de CV, ADR (a)                                          50,083
           6,376    Empresas ICA SAB de CV, ADR (a)                                                  61,783
           2,038    Grupo Aeroportuario del Pacifico SAB de CV, ADR                                  57,635
             760    Grupo Aeroportuario del Sureste SAB de CV, ADR                                   37,020
           1,506    Grupo Simec SAB de CV, ADR (a)                                                   11,852
                                                                                          ------------------
                                                                                                    284,529
                                                                                          ------------------
                    NETHERLANDS - 4.5%
           1,961    ASM International NV (a)                                                         44,711
           1,104    CNH Global NV                                                                    25,977
           2,366    Crucell NV, ADR (a)                                                              51,035
           3,697    James Hardie Industries NV, ADR (a)                                             136,678
                                                                                          ------------------
                                                                                                    258,401
                                                                                          ------------------
                    RUSSIA - 5.2%
           6,043    Mechel, ADR                                                                     117,536
           2,558    Rostelecom, ADR                                                                  87,484
           4,852    Wimm-Bill-Dann Foods OJSC, ADR (a)                                               96,555
                                                                                          ------------------
                                                                                                    301,575
                                                                                          ------------------
                    SINGAPORE - 0.5%
           1,555    Chartered Semiconductor Manufacturing Ltd., ADR (a)                              29,669
                                                                                          ------------------

                    SOUTH AFRICA - 1.7%
           1,621    DRDGOLD Ltd., ADR                                                                 8,607
          19,722    Sappi Ltd., ADR                                                                  86,580
                                                                                          ------------------
                                                                                                     95,187
                                                                                          ------------------
                    SOUTH KOREA - 2.0%
           3,098    Woori Finance Holdings Co. Ltd., ADR                                            114,595
                                                                                          ------------------

                    UNITED KINGDOM - 4.2%
          17,919    ARM Holdings PLC, ADR                                                           138,335
           9,438    Tomkins PLC, ADR                                                                106,933
                                                                                          ------------------
                                                                                                    245,268
                                                                                          ------------------

                    TOTAL INVESTMENTS - 100.1%
                    (Cost $5,088,319)                                                             5,787,158
                    Liabilities in excess of Other Assets - (0.1%)                                   (3,718)
                                                                                          ------------------
                    NET ASSETS - 100.0%                                                         $ 5,783,440
                                                                                          ==================


ADR - American Depositary Receipt
AG - Stock Corporation
A/S - Stock Company
NV - Publicly Traded Company
OJSC - Open Joint Stock Company
PLC - Public Limited Company
PT - Limited Liability Company
SA - Corporation
SAB de CV - Variable Capital Company

(a) - non-income producing security


--------------------------------------------------------------------------------
                                    SECTOR*
--------------------------------------------------------------------------------
Industrials                                                               18.0%
Information Technology                                                    16.3%
Materials                                                                 12.5%
Telecommunication Services                                                 9.6%
Financials                                                                 9.2%
Consumer Discretionary                                                     9.0%
Consumer Staples                                                           7.5%
Health Care                                                                6.4%
Utilities                                                                  6.0%
Energy                                                                     5.5%
--------------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended August 31, 2009.

At November 30, 2009, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                                                         Gross Tax            Gross Tax      Net Tax Unrealized
                      Cost of Investments               Unrealized           Unrealized         Appreciation on
                         for Tax Purposes             Appreciation         Depreciation             Investments
------------------------------------------    ---------------------    -----------------    --------------------
                              $ 5,088,773                $ 884,119           $ (185,734)              $ 698,385
------------------------------------------    ---------------------    -----------------    --------------------

The Fund adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC820") (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157). In accordance with ASC820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2009.

Description                             Level 1                Level 2                Level 3                   Total
-------------------------------   ---------------------    -----------------    --------------------    -----------------------
(value in $000s)
Assets:
Common Stocks                                  $ 5,787                  $ -                     $ -                    $ 5,787
                                  ---------------------    -----------------    --------------------    -----------------------
Total                                          $ 5,787                  $ -                     $ -                    $ 5,787
                                  =====================    =================    ====================    =======================


OTR | CLAYMORE/OCEAN TOMO GROWTH INDEX ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2009 (UNAUDITED)

       NUMBER OF
          SHARES   DESCRIPTION                                                               VALUE
---------------------------------------------------------------------------------------------------
                   COMMON STOCKS - 100.1%
                   CONSUMER DISCRETIONARY - 14.7%
           1,285   Amazon.com, Inc. (a)                                              $     174,644
             162   Bally Technologies, Inc. (a)                                              6,728
           2,786   DIRECTV - Class A (a)                                                    88,121
             934   McGraw-Hill Cos., Inc. (The)                                             27,983
             162   NetFlix, Inc. (a)                                                         9,498
             125   priceline.com, Inc. (a)                                                  26,765
          11,554   Sirius XM Radio, Inc. (a)                                                 7,279
             177   Smith & Wesson Holding Corp. (a)                                            874
             223   Tempur-Pedic International, Inc. (a)                                      4,806
                                                                              ---------------------
                                                                                           346,698
                                                                              ---------------------
                   CONSUMER STAPLES - 11.5%
           6,148   Altria Group, Inc.                                                      115,644
           1,267   Avon Products, Inc.                                                      43,395
           1,025   Campbell Soup Co.                                                        35,844
           1,448   Coca-Cola Enterprises, Inc.                                              28,453
             129   Green Mountain Coffee Roasters, Inc. (a)                                  8,124
             935   HJ Heinz Co.                                                             39,691
                                                                              ---------------------
                                                                                           271,151
                                                                              ---------------------
                   HEALTH CARE - 28.1%
             419   Amylin Pharmaceuticals, Inc. (a)                                          5,975
             275   Arena Pharmaceuticals, Inc. (a)                                             998
              71   CardioNet, Inc. (a)                                                         346
           1,361   Celgene Corp. (a)                                                        75,467
             287   CR Bard, Inc.                                                            23,594
             344   Dendreon Corp. (a)                                                        9,405
           2,684   Gilead Sciences, Inc. (a)                                               123,598
           7,700   GlaxoSmithKline PLC, ADR (United Kingdom)                               319,319
             368   Illumina, Inc. (a)                                                       10,643
             208   Immucor, Inc. (a)                                                         3,838
             113   Intuitive Surgical, Inc. (a)                                             31,701
             285   Myriad Genetics, Inc. (a)                                                 6,589
             198   Savient Pharmaceuticals, Inc. (a)                                         2,659
             123   Sequenom, Inc. (a)                                                          504
             241   Valeant Pharmaceuticals International (a)                                 7,878
             536   Vertex Pharmaceuticals, Inc. (a)                                         20,808
             284   Waters Corp. (a)                                                         16,694
                                                                              ---------------------
                                                                                           660,016
                                                                              ---------------------
                   INDUSTRIALS - 10.6%
           2,157   Boeing Co.                                                              113,048
           1,130   Lockheed Martin Corp.                                                    87,270
             265   Oshkosh Corp.                                                            10,528
             615   Pitney Bowes, Inc.                                                       14,170
             468   Rockwell Collins, Inc.                                                   25,019
                                                                              ---------------------
                                                                                           250,035
                                                                              ---------------------
                   INFORMATION TECHNOLOGY - 34.2%
           2,186   Accenture PLC (Ireland)                                                  89,713
           1,982   Advanced Micro Devices, Inc. (a)                                         13,894
             877   Altera Corp.                                                             18,443
             543   Amkor Technology, Inc. (a)                                                3,014
             378   Art Technology Group, Inc. (a)                                            1,527
             791   Cadence Design Systems, Inc. (a)                                          4,746
           5,804   Dell, Inc. (a)                                                           81,953
             234   F5 Networks, Inc. (a)                                                    11,005
           2,737   International Business Machines Corp.                                   345,820
             702   National Semiconductor Corp.                                             10,249
             472   NCR Corp. (a)                                                             4,442
             998   NetApp, Inc. (a)                                                         30,758
             311   Rambus, Inc. (a)                                                          5,542
           1,687   Research In Motion Ltd. (Canada) (a)                                     97,660
           1,180   SAIC, Inc. (a)                                                           21,028
             101   Synaptics, Inc. (a)                                                       2,721
             322   TiVo, Inc. (a)                                                            3,188
             218   Varian Semiconductor Equipment Associates, Inc. (a)                       6,350
             572   VeriSign, Inc. (a)                                                       12,836
           2,082   Western Union Co. (The)                                                  38,413
                                                                              ---------------------
                                                                                           803,302
                                                                              ---------------------
                   MATERIALS - 1.0%
             426   Celanese Corp.                                                           12,678
             410   Nalco Holding Co.                                                        10,029
                                                                              ---------------------
                                                                                            22,707
                                                                              ---------------------
                   TOTAL INVESTMENTS - 100.1%
                   (Cost - $2,148,223)                                                   2,353,909
                   Liabilities in excess of Other Assets - (0.1%)                           (2,096)
                                                                              ---------------------
                   NET ASSETS - 100.0%                                                 $ 2,351,813
                                                                              =====================


ADR - American Depositary Receipt
PLC - Public Limited Company

(a)  Non-income producing security.


Securities are classified by sectors that represent broad groupings of related industries.

--------------------------------------------------------------------
                        COUNTRY ALLOCATION*
--------------------------------------------------------------------
United States                                                 78.5%
United Kingdom                                                13.6%
Canada                                                         4.1%
Ireland                                                        3.8%
--------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended August 31, 2009.

At November 30, 2009, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                                                   Gross Tax          Gross Tax    Net Tax Unrealized
       Cost of Investments                        Unrealized         Unrealized          Appreciation
          for Tax Purposes                      Appreciation       Depreciation        on Investments
---------------------------------------    -------------------   ---------------   ------------------
                           $ 2,155,822              $ 281,593         $ (83,506)            $ 198,087
---------------------------------------    -------------------   ---------------   ------------------

The Fund adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC820") (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157). In accordance with ASC820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2009.

Description                                     Level 1             Level 2             Level 3                 Total
---------------------------------------    -------------------   ---------------   ------------------    --------------------
(value in $000s)
Assets:
Common Stocks                                         $ 2,354               $ -                  $ -                 $ 2,354
                                           -------------------   ---------------   ------------------    --------------------
Total                                                 $ 2,354               $ -                  $ -                 $ 2,354
                                           ===================   ===============   ==================    ====================


OTP | CLAYMORE/OCEAN TOMO PATENT ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2009 (UNAUDITED)

       NUMBER
    OF SHARES     DESCRIPTION                                                 VALUE
------------------------------------------------------------------------------------
                  COMMON STOCKS - 99.7%
                  CONSUMER DISCRETIONARY - 6.3%
          569     Amazon.com, Inc. (a)                                  $    77,333
           73     American Axle & Manufacturing Holdings, Inc.                  456
           79     ArvinMeritor, Inc. (a)                                        641
          112     Autoliv, Inc. (Sweden)                                      4,548
           72     Bally Technologies, Inc. (a)                                2,990
           79     Black & Decker Corp.                                        4,795
          153     BorgWarner, Inc.                                            4,622
           95     Brunswick Corp.                                               954
           85     Callaway Golf Co.                                             609
          889     CBS Corp. - Class B                                        11,388
          183     Dana Holding Corp. (a)                                      1,332
        1,233     DIRECTV - Class A (a)                                      39,000
          369     Discovery Communications, Inc. - Class A (a)               11,790
          114     DreamWorks Animation SKG, Inc. - Class A (a)                3,816
          197     Fortune Brands, Inc.                                        7,567
          308     Gannett Co., Inc.                                           3,046
          263     Garmin, Ltd. (Cayman Islands)                               7,858
          181     Gentex Corp.                                                3,008
          318     Goodyear Tire & Rubber Co. (a)                              4,360
           91     Harman International Industries, Inc.                       3,423
        2,409     Honda Motor Co., Ltd. - ADR (Japan)                        74,655
          389     International Game Technology                               7,348
          116     Jarden Corp.                                                3,184
          200     Leggett & Platt, Inc.                                       3,892
          413     McGraw-Hill Cos., Inc.                                     12,373
           90     Mohawk Industries, Inc. (a)                                 3,697
           72     NetFlix, Inc. (a)                                           4,221
          365     Newell Rubbermaid, Inc.                                     5,296
           56     priceline.com, Inc. (a)                                    11,991
          169     Quiksilver, Inc. (a)                                          296
        5,111     Sirius XM Radio, Inc. (a)                                   3,220
           78     Smith & Wesson Holding Corp. (a)                              385
        1,319     Sony Corp. - ADR (Japan)                                   35,204
           98     Tempur-Pedic International, Inc. (a)                        2,112
           62     Tenneco, Inc. (a)                                             894
        1,557     Time Warner, Inc.                                          47,831
          154     TRW Automotive Holdings Corp. (a)                           3,351
           98     Whirlpool Corp.                                             7,268
           77     WMS Industries, Inc. (a)                                    2,994
                                                                        ------------
                                                                            423,748
                                                                        ------------
                  CONSUMER STAPLES - 2.8%
        2,720     Altria Group, Inc.                                         51,163
          561     Avon Products, Inc.                                        19,214
          176     Bunge Ltd. (Bermuda)                                       10,894
          453     Campbell Soup Co.                                          15,841
          641     Coca-Cola Enterprises,Inc.                                 12,596
          582     ConAgra Foods, Inc.                                        12,915
          260     Del Monte Foods Co.                                         2,727
           57     Green Mountain Coffee Roasters, Inc. (a)                    3,590
          414     HJ Heinz Co.                                               17,574
          242     Molson Coors Brewing Co. - Class B                         10,941
          383     Reynolds American, Inc.                                    19,135
          217     Smithfield Foods, Inc. (a)                                  3,359
          495     Tyson Foods, Inc. - Class A                                 5,950
                                                                        ------------
                                                                            185,899
                                                                        ------------
                  ENERGY - 13.6%
           66     ATP Oil & Gas Corp. (a)                                     1,053
          407     Baker Hughes, Inc.                                         16,581
          384     BJ Services Co.                                             7,212
        4,104     BP PLC - ADR (United Kingdom)                             234,667
        2,633     Chevron Corp.                                             205,479
          101     Complete Production Services, Inc. (a)                      1,049
        1,947     ConocoPhillips                                            100,796
          108     Dresser-Rand Group, Inc. (a)                                3,033
        1,184     Halliburton Co.                                            34,762
          202     International Coal Group, Inc. (a)                            842
          155     ION Geophysical Corp. (a)                                     843
          163     Key Energy Services, Inc. (a)                               1,242
          549     National Oilwell Varco, Inc.                               23,618
           35     Overseas Shipholding Group, Inc.                            1,341
          149     Rowan Cos., Inc. (a)                                        3,679
        4,098     Royal Dutch Shell PLC, ADR (United Kingdom)               244,896
          326     Smith International, Inc.                                   8,861
          153     Sunoco, Inc.                                                3,856
          120     USEC, Inc. (a)                                                439
          956     Weatherford International, Ltd. (Switzerland) (a)          15,965
                                                                        ------------
                                                                            910,214
                                                                        ------------
                  FINANCIALS - 1.3%
        1,561     American Express Co.                                       65,297
          335     Ameriprise Financial, Inc.                                 12,770
          120     East West Bancorp, Inc.                                     1,751
        4,235     Freddie Mac (a)                                             4,362
                                                                        ------------
                                                                             84,180
                                                                        ------------
                  HEALTH CARE - 21.3%
        2,030     Abbott Laboratories                                       110,615
           72     Affymetrix, Inc. (a)                                          341
          102     Alkermes, Inc. (a)                                            916
          404     Allergan, Inc.                                             23,485
          185     Amylin Pharmaceuticals, Inc. (a)                            2,638
          122     Arena Pharmaceuticals, Inc. (a)                               443
          791     Baxter International, Inc.                                 43,149
          314     Becton Dickinson & Co.                                     23,487
          380     Biogen Idec, Inc. (a)                                      17,837
        1,979     Boston Scientific Corp. (a)                                16,564
        2,601     Bristol-Myers Squibb Co.                                   65,831
          472     Cardinal Health, Inc.                                      15,213
           31     CardioNet, Inc. (a)                                           151
          602     Celgene Corp. (a)                                          33,381
           98     Cephalon, Inc. (a)                                          5,385
          660     Covidien PLC (Ireland)                                     30,901
          127     CR Bard, Inc.                                              10,441
          152     Dendreon Corp. (a)                                          4,156
          355     Genzyme Corp. (a)                                          17,999
        1,187     Gilead Sciences, Inc. (a)                                  54,661
        3,407     GlaxoSmithKline PLC - ADR (United Kingdom)                141,288
          337     Hologic, Inc. (a)                                           4,876
          163     Illumina, Inc. (a)                                          4,714
           92     Immucor, Inc. (a)                                           1,697
           50     Intuitive Surgical, Inc. (a)                               14,027
           41     Jazz Pharmaceuticals, Inc. (a)                                313
        3,619     Johnson & Johnson                                         227,418
           93     Kinetic Concepts, Inc. (a)                                  3,135
          326     King Pharmaceuticals, Inc. (a)                              3,857
          232     Life Technologies Corp. (a)                                11,549
           72     LifePoint Hospitals, Inc. (a)                               2,090
           75     Medicis Pharmaceutical Corp. - Class A                      1,769
        1,453     Medtronic, Inc.                                            61,665
          126     Myriad Genetics, Inc. (a)                                   2,913
           76     OSI Pharmaceuticals, Inc. (a)                               2,532
          129     PDL BioPharma, Inc.                                           839
          153     PerkinElmer, Inc.                                           2,887
       10,613     Pfizer, Inc.                                              192,838
        3,455     Sanofi-Aventis SA - ADR (France)                          131,152
           87     Savient Pharmaceuticals, Inc. (a)                           1,168
           61     Sequenom, Inc. (a)                                            250
          246     Shire PLC - ADR (Channel Islands)                          14,482
          457     St. Jude Medical, Inc. (a)                                 16,776
          522     Stryker Corp.                                              26,309
          536     Thermo Fisher Scientific, Inc. (a)                         25,315
          107     Valeant Pharmaceuticals International (a)                   3,498
          165     Varian Medical Systems, Inc. (a)                            7,712
          237     Vertex Pharmaceuticals, Inc. (a)                            9,200
          125     Waters Corp. (a)                                            7,348
          139     Watson Pharmaceuticals, Inc. (a)                            5,156
          281     Zimmer Holdings, Inc. (a)                                  16,627
                                                                        ------------
                                                                          1,422,994
                                                                        ------------
                  INDUSTRIALS - 9.1%
          121     AGCO Corp. (a)                                              3,667
          437     AMR Corp. (a)                                               2,639
          148     Avery Dennison Corp.                                        5,559
          133     BE Aerospace, Inc. (a)                                      2,563
          954     Boeing Co.                                                 49,999
          219     Cooper Industries PLC - Class A (Ireland)                   9,349
          422     Danaher Corp.                                              29,928
          217     Eaton Corp.                                                13,866
           54     Energy Conversion Devices, Inc. (a)                           536
          178     Evergreen Solar, Inc. (a)                                     249
       13,954     General Electric Co.                                      223,543
        1,002     Honeywell International, Inc.                              38,547
          419     Ingersoll-Rand PLC (Ireland)                               14,820
          240     ITT Corp.                                                  12,413
          211     KBR, Inc.                                                   3,931
          107     Kennametal, Inc.                                            2,407
          153     L-3 Communications Holdings, Inc.                          11,991
          500     Lockheed Martin Corp.                                      38,615
          171     Manitowoc Co., Inc.                                         1,679
          472     Masco Corp.                                                 6,410
          412     Northrop Grumman Corp.                                     22,578
          117     Oshkosh Corp.                                               4,648
          168     Owens Corning (a)                                           3,970
          153     Pall Corp.                                                  4,870
          272     Pitney Bowes, Inc.                                          6,267
          503     Raytheon Co.                                               25,920
          186     Rockwell Automation, Inc.                                   8,089
          207     Rockwell Collins, Inc.                                     11,066
          270     RR Donnelley & Sons Co.                                     5,557
           64     SPX Corp.                                                   3,410
          142     Terex Corp. (a)                                             2,674
          355     Textron, Inc.                                               7,118
          127     Timken Co.                                                  3,133
          623     Tyco International, Ltd. (Bermuda)                         22,347
          181     UAL Corp. (a)                                               1,405
          111     URS Corp. (a)                                               4,612
          130     USG Corp. (a)                                               1,798
                                                                        ------------
                                                                            612,173
                                                                        ------------
                  INFORMATION TECHNOLOGY - 35.4%
          967     Accenture PLC (Ireland)                                    39,686
          120     ADC Telecommunications, Inc. (a)                              736
          877     Advanced Micro Devices, Inc. (a)                            6,148
          453     Agilent Technologies, Inc. (a)                             13,101
          226     Akamai Technologies, Inc. (a)                               5,424
        3,044     Alcatel-Lucent - ADR (France) (a)                          10,167
          388     Altera Corp.                                                8,160
          268     Amdocs Ltd. (Channel Islands) (a)                           7,083
          202     Amkor Technology, Inc. (a)                                  1,121
          383     Analog Devices, Inc.                                       11,486
        1,181     Apple, Inc. (a)                                           236,094
        1,751     Applied Materials, Inc.                                    21,555
          116     Ariba, Inc. (a)                                             1,257
          558     ARM Holdings PLC - ADR (United Kingdom)                     4,308
          164     Arris Group, Inc. (a)                                       1,638
          167     Art Technology Group, Inc. (a)                                675
          592     Atmel Corp. (a)                                             2,350
        1,159     AU Optronics Corp. - ADR (Taiwan)                          12,112
          302     Autodesk, Inc. (a)                                          7,082
          650     Broadcom Corp. - Class A (a)                               18,980
          688     CA, Inc.                                                   15,205
          350     Cadence Design Systems, Inc. (a)                            2,100
        1,751     Canon, Inc. - ADR (Japan)                                  66,923
          101     Ciena Corp. (a)                                             1,227
        7,602     Cisco Systems, Inc. (a)                                   177,887
          123     CommScope, Inc. (a)                                         3,091
          312     Compuware Corp. (a)                                         2,165
        2,041     Corning, Inc.                                              34,044
          136     Cree, Inc. (a)                                              6,505
          203     Cypress Semiconductor Corp. (a)                             1,943
        2,568     Dell, Inc. (a)                                             36,260
        2,655     EMC Corp. (a)                                              44,684
          171     Entegris, Inc. (a)                                            713
          103     F5 Networks, Inc. (a)                                       4,844
          163     Fairchild Semiconductor International, Inc. (a)             1,320
           63     Finisar Corp. (a)                                             573
          102     Harmonic, Inc. (a)                                            516
          172     Harris Corp.                                                7,551
        3,113     Hewlett-Packard Co.                                       152,724
          167     IAC/InterActive Corp. (a)                                   3,248
          205     Integrated Device Technology, Inc. (a)                      1,160
        7,350     Intel Corp.                                               141,120
        1,725     International Business Machines Corp.                     217,954
          161     Intersil Corp. - Class A                                    2,080
          291     JDS Uniphase Corp. (a)                                      2,150
          688     Juniper Networks, Inc. (a)                                 17,977
          224     KLA-Tencor Corp.                                            6,998
          167     Lam Research Corp. (a)                                      5,676
          103     Lexmark International, Inc. - Class A (a)                   2,592
          940     LG Display Co. Ltd. - ADR (Korea)                          13,160
          252     Logitech International SA (Switzerland) (a)                 4,166
          856     LSI Corp. (a)                                               4,528
          818     Marvell Technology Group, Ltd. (Bermuda) (a)               12,614
          401     Maxim Integrated Products, Inc.                             7,058
          206     McAfee, Inc. (a)                                            7,859
          294     MEMC Electronic Materials, Inc. (a)                         3,540
          240     Microchip Technology, Inc.                                  6,300
        1,112     Micron Technology, Inc. (a)                                 8,362
          107     Microsemi Corp. (a)                                         1,630
       11,659     Microsoft Corp.                                           342,891
          229     Molex, Inc.                                                 4,257
        3,014     Motorola, Inc.                                             24,142
          311     National Semiconductor Corp.                                4,541
          209     NCR Corp. (a)                                               1,967
          442     NetApp, Inc. (a)                                           13,622
        4,917     Nokia OYJ - ADR (Finland)                                  65,199
          455     Novell, Inc. (a)                                            1,779
          128     Novellus Systems, Inc. (a)                                  2,648
          353     Nuance Communications, Inc. (a)                             5,362
          719     Nvidia Corp. (a)                                            9,390
          554     ON Semiconductor Corp. (a)                                  4,299
          295     PMC - Sierra, Inc. (a)                                      2,339
          110     Polycom, Inc. (a)                                           2,372
        2,183     Qualcomm, Inc.                                             98,235
          138     Rambus, Inc. (a)                                            2,459
          746     Research In Motion Ltd. (Canada) (a)                       43,186
          134     Rovi Corp. (a)                                              3,994
          522     SAIC, Inc. (a)                                              9,302
          298     SanDisk Corp. (a)                                           5,877
           95     Sanmina-SCI Corp. (a)                                         768
          651     Seagate Technology (Cayman Islands)                         9,850
           59     Silicon Laboratories, Inc. (a)                              2,492
          818     Siliconware Precision Industries Co. - ADR (Taiwan)         5,497
          225     Skyworks Solutions, Inc. (a)                                2,770
          989     Sun Microsystems, Inc. (a)                                  8,416
        1,069     Symantec Corp. (a)                                         18,975
           45     Synaptics, Inc. (a)                                         1,212
          191     Synopsys, Inc. (a)                                          4,292
        4,298     Telefonaktiebolaget LM Ericsson, ADR (Sweden)              41,862
          520     Tellabs, Inc. (a)                                           2,917
          226     Teradata Corp. (a)                                          6,622
        1,656     Texas Instruments, Inc.                                    41,880
          142     TiVo, Inc. (a)                                              1,406
          157     Trimble Navigation Ltd. (a)                                 3,506
          198     TriQuint Semiconductor, Inc. (a)                            1,077
          602     Tyco Electronics Ltd. (Bermuda)                            13,972
        3,411     United Microelectronics Corp. - ADR (Taiwan) (a)           11,563
           96     Varian Semiconductor Equipment Associates, Inc. (a)         2,796
          111     VeriFone Holdings, Inc. (a)                                 1,472
          253     VeriSign, Inc. (a)                                          5,677
          206     Vishay Intertechnology, Inc. (a)                            1,493
          520     VMware, Inc. - Class A (a)                                 21,830
          295     Western Digital Corp. (a)                                  10,868
          921     Western Union Co.                                          16,992
        1,141     Xerox Corp.                                                 8,786
          362     Xilinx, Inc.                                                8,196
        1,843     Yahoo!, Inc. (a)                                           27,590
                                                                        ------------
                                                                          2,372,248
                                                                        ------------
                  MATERIALS - 3.4%
          276     Air Products & Chemicals, Inc.                             22,889
        1,279     Alcoa, Inc.                                                16,013
           98     Ashland, Inc.                                               3,521
          189     Celanese Corp. - Series A                                   5,625
        1,502     Dow Chemical Co.                                           41,726
           95     Eastman Chemical Co.                                        5,711
          311     Ecolab, Inc.                                               13,967
        1,187     EI Du Pont de Nemours & Co.                                41,047
           59     Ferro Corp.                                                   382
          312     Huntsman Corp.                                              2,970
          568     International Paper Co.                                    14,456
          165     Louisiana-Pacific Corp. (a)                                 1,030
          225     MeadWestvaco Corp.                                          6,158
          181     Nalco Holding Co.                                           4,427
          103     Olin Corp.                                                  1,727
          219     PPG Industries, Inc.                                       13,015
          208     Sealed Air Corp.                                            4,636
          159     Solutia, Inc. (a)                                           1,712
          773     Teck Resources Ltd. - Class B (Canada) (a)                 26,916
                                                                        ------------
                                                                            227,928
                                                                        ------------
                  TELECOMMUNICATION SERVICES - 6.4%
        7,747     AT&T, Inc.                                                208,704
        2,146     Level 3 Communications, Inc. (a)                            2,683
        4,134     Nippon Telegraph & Telephone Corp. - ADR (Japan)           88,798
        3,776     Sprint Nextel Corp. (a)                                    14,009
        3,730     Verizon Communications, Inc.                              117,346
                                                                        ------------
                                                                            431,540
                                                                        ------------
                  UTILITIES - 0.1%
          290     Pepco Holdings, Inc.                                        4,727
          133     Pinnacle West Capital Corp.                                 4,667
                                                                        ------------
                                                                              9,394
                                                                        ------------
                  TOTAL INVESTMENTS - 99.7%
                  (Cost $7,276,292)                                       6,680,318
                  Other Assets in excess of Liabilities - 0.3%               17,937
                                                                        ------------
                  NET ASSETS  - 100.0%                                  $ 6,698,255
                                                                        ============

ADR - American Depositary Receipt
OYJ - Public Stock Company
PLC - Public Limited Company
SA -  Corporation

(a)  Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

--------------------------------------------------------------------------------
                                  Country Allocation*
--------------------------------------------------------------------------------
    United States                                                         78.0%
    United Kingdom                                                         9.4%
    Japan                                                                  4.0%
    France                                                                 2.1%
    Ireland                                                                1.4%
    Canada                                                                 1.0%
    Finland                                                                1.0%
    Bermuda                                                                0.9%
    Sweden                                                                 0.7%
    Taiwan                                                                 0.4%
    Channel Islands                                                        0.3%
    Switzerland                                                            0.3%
    Cayman Islands                                                         0.3%
    Korea                                                                  0.2%
--------------------------------------------------------------------------------
*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended August 31, 2009.

At November 30, 2009, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                    Gross                  Gross                  Net Tax
                    Tax                    Tax                    Unrealized
Cost of             Unrealized             Unrealized             Depreciation
Investments         Appreciation           Depreciation           on Investments
--------------- ---------------------- ---------------------- ------------------
$ 7,278,034         $ 405,374              $ (1,003,088)          $ (597,714)
--------------- ---------------------- ---------------------- ------------------

The Fund adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC820") (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157). In accordance with ASC820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2009.


Description                   Level 1     Level 2        Level 3           Total
--------------------------------------- ------------ --------------- -----------
(value in $000s)
Assets:
Common Stocks:                $ 6,680        $  -           $  -         $ 6,680
                              -------        ----           ----         -------
Total                         $ 6,680        $  -           $  -         $ 6,680
                              =======        ====           ====         =======

RYJ | CLAYMORE/RAYMOND JAMES SB-1 EQUITY ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2009 (UNAUDITED)

           NUMBER OF SHARES    DESCRIPTION                                                            VALUE
------------------------------------------------------------------------------------------------------------
                               TOTAL INVESTMENTS - 100.1%
                               COMMON STOCKS  - 93.8%
                               CONSUMER DISCRETIONARY - 14.6%
                      9,773    Advance Auto Parts, Inc.                                       $     384,079
                      2,598    Autozone, Inc. (a)                                                   384,166
                      8,932    Best Buy Co., Inc.                                                   382,558
                     27,896    Brinker International, Inc.                                          384,965
                     11,919    Carnival Corp. (Panama)                                              381,766
                     26,717    Carrols Restaurant Group, Inc. (a)                                   176,867
                     16,830    DineEquity, Inc.                                                     358,647
                      7,456    Dollar Tree, Inc. (a)                                                365,120
                     32,127    Ethan Allen Interiors, Inc.                                          372,994
                     13,887    Home Depot, Inc.                                                     379,948
                     40,160    La-Z-Boy, Inc.                                                       383,528
                     12,492    MDC Holdings, Inc.                                                   370,887
                     61,333    O'Charley's, Inc. (a)                                                393,758
                      9,827    O'Reilly Automotive, Inc. (a)                                        381,091
                     90,264    Pier 1 Imports, Inc. (a)                                             342,101
                     70,096    Select Comfort Corp. (a)                                             360,994
                     49,511    Service Corp International                                           382,225
                                                                                          ------------------
                                                                                                  6,185,694
                                                                                          ------------------
                               CONSUMER STAPLES - 0.9%
                     12,112    CVS Caremark Corp.                                                   375,593
                                                                                          ------------------

                               ENERGY - 11.7%
                     52,935    BPZ Resources, Inc. (a)                                              385,367
                     37,015    Brigham Exploration Co. (a)                                          386,437
                      4,843    Chevron Corp.                                                        377,948
                      9,127    Concho Resources, Inc. (a)                                           373,112
                     10,136    Continental Resources, Inc. (a)                                      381,620
                      3,832    Diamond Offshore Drilling, Inc.                                      381,437
                     15,495    Linn Energy LLC                                                      384,431
                      8,899    National Oilwell Varco, Inc.                                         382,835
                      9,192    Noble Corp. (Switzerland)                                            379,722
                     13,514    Plains Exploration & Production Co. (a)                              367,716
                     35,470    Resolute Energy Corp. (a)                                            384,850
                      4,481    Transocean Ltd. (Switzerland) (a)                                    382,633
                      6,041    Whiting Petroleum Corp. (a)                                          376,052
                                                                                          ------------------
                                                                                                  4,944,160
                                                                                          ------------------
                               FINANCIALS - 20.2%
                      8,597    Aflac, Inc.                                                          395,720
                     13,202    Allstate Corp. (The)                                                 375,069
                     32,544    Associated Banc-Corp.                                                369,049
                     23,772    Bank of America Corp.                                                376,786
                     29,184    Cardinal Financial Corp.                                             247,188
                     35,405    Centerstate Banks, Inc.                                              292,091
                     20,314    Community Bank System, Inc.                                          377,028
                     11,311    Corporate Office Properties Trust - REIT                             386,723
                      8,153    Digital Realty Trust, Inc. - REIT                                    396,725
                     28,141    First Financial Bancorp                                              373,994
                     14,703    Hudson Valley Holding Corp.                                          384,630
                      6,808    Iberiabank Corp.                                                     386,218
                      9,010    JPMorgan Chase & Co.                                                 382,835
                     20,670    Lakeland Bancorp, Inc.                                               125,674
                     33,165    New York Community Bancorp, Inc.                                     387,699
                     31,893    Pinnacle Financial Partners, Inc. (a)                                376,656
                     14,714    Principal Financial Group, Inc.                                      373,588
                     12,287    Signature Bank (a)                                                   380,651
                     19,223    TD Ameritrade Holding Corp. (a)                                      377,540
                     26,504    Texas Capital Bancshares, Inc. (a)                                   384,838
                     14,237    Tower Bancorp, Inc.                                                  272,781
                     16,128    US Bancorp                                                           389,169
                     13,738    Wells Fargo & Co.                                                    385,214
                     14,303    Wintrust Financial Corp.                                             371,449
                                                                                          ------------------
                                                                                                  8,569,315
                                                                                          ------------------
                               HEALTH CARE - 4.8%
                     15,298    AmerisourceBergen Corp.                                              377,708
                     36,947    AMICAS, Inc. (a)                                                     168,109
                      8,179    Covidien PLC (Ireland)                                               382,941
                      6,369    DaVita, Inc. (a)                                                     377,300
                     16,319    ICON PLC, ADR (Ireland) (a)                                          370,441
                     23,684    Phase Forward, Inc. (a)                                              361,418
                                                                                          ------------------
                                                                                                  2,037,917
                                                                                          ------------------
                               INDUSTRIALS - 7.2%
                     11,390    American Superconductor Corp. (a)                                    378,148
                      7,744    Copa Holdings SA - Class A (Panama)                                  385,884
                      3,209    First Solar, Inc. (a)                                                382,224
                     13,557    Republic Services, Inc.                                              382,307
                     14,585    Ryanair Holdings PLC, ADR (Ireland) (a)                              382,273
                     13,842    Stanley, Inc. (a)                                                    369,305
                      7,698    Stanley Works (The)                                                  373,892
                     11,845    Waste Connections, Inc. (a)                                          384,370
                                                                                          ------------------
                                                                                                  3,038,403
                                                                                          ------------------
                               INFORMATION TECHNOLOGY - 29.0%
                     62,232    ADC Telecommunications, Inc. (a)                                     381,482
                     18,190    Altera Corp.                                                         382,536
                     12,869    Analog Devices, Inc.                                                 385,941
                     91,779    Art Technology Group, Inc. (a)                                       370,787
                      8,701    Automatic Data Processing, Inc.                                      378,058
                     17,366    CA, Inc.                                                             383,789
                     43,002    Cogent, Inc. (a)                                                     366,807
                     22,526    Cybersource Corp. (a)                                                386,771
                     21,168    Diodes, Inc. (a)                                                     371,287
                     47,425    Fairchild Semiconductor International, Inc. (a)                      384,143
                     13,075    FLIR Systems, Inc. (a)                                               375,253
                      7,351    Global Payments, Inc.                                                376,812
                      8,649    Harris Corp.                                                         379,691
                      7,625    Hewlett-Packard Co.                                                  374,083
                      8,486    Hughes Communications, Inc. (a)                                      218,090
                     51,719    JDS Uniphase Corp. (a)                                               382,203
                     21,265    KVH Industries, Inc. (a)                                             256,669
                     15,874    Manhattan Associates, Inc. (a)                                       373,991
                      9,368    McAfee, Inc. (a)                                                     357,389
                     50,827    Micron Technology, Inc. (a)                                          382,219
                     24,804    Microsemi Corp. (a)                                                  377,765
                     46,731    Motorola, Inc.                                                       374,315
                     14,525    NCI, Inc. - Class A (a)                                              365,449
                     25,464    Nuance Communications, Inc. (a)                                      386,798
                     29,622    Nvidia Corp. (a)                                                     386,863
                     54,190    Orbcomm, Inc. (a)                                                    127,888
                     37,014    Radiant Systems, Inc. (a)                                            358,666
                     86,785    RF Micro Devices, Inc. (a)                                           374,911
                     30,569    Skyworks Solutions, Inc. (a)                                         376,304
                      9,326    Sybase, Inc. (a)                                                     375,278
                     13,057    SYNNEX Corp. (a)                                                     369,644
                     14,789    TNS, Inc. (a)                                                        370,464
                     22,435    Vocus, Inc. (a)                                                      366,588
                     16,860    Xilinx, Inc.                                                         381,710
                                                                                          ------------------
                                                                                                 12,260,644
                                                                                          ------------------
                               TELECOMMUNICATION SERVICES - 5.4%
                      9,378    American Tower Corp. - Class A (a)                                   383,748
                     10,341    Crown Castle International Corp. (a)                                 379,411
                     45,589    Iridium Communications, Inc. (a)                                     373,374
                     12,314    NII Holdings, Inc. (a)                                               366,957
                     22,674    NTELOS Holdings Corp.                                                381,150
                     12,256    SBA Communications Corp. - Class A (a)                               392,682
                                                                                          ------------------
                                                                                                  2,277,322
                                                                                          ------------------
                               TOTAL COMMON STOCKS - 93.8%
                               (Cost $35,465,761)                                                39,689,048
                                                                                          ------------------

                               MASTER LIMITED PARTNERSHIPS - 6.3%
                               ENERGY - 5.4%
                     12,818    Energy Transfer Equity LP                                            378,131
                      8,767    Energy Transfer Partners LP                                          379,523
                     12,997    Enterprise Products Partners LP                                      387,181
                     11,470    Inergy LP                                                            379,198
                     15,764    Teekay LNG Partners LP  (Marshall Islands)                           384,011
                     21,610    Teekay Offshore Partners LP (Marshall Islands)                       386,603
                                                                                          ------------------
                                                                                                  2,294,647
                                                                                          ------------------
                               UTILITIES - 0.9%
                      8,593    Suburban Propane Partners LP                                         377,233
                                                                                          ------------------

                               TOTAL MASTER LIMITED PARTNERSHIPS - 6.3%
                               (Cost $1,932,627)                                                  2,671,880
                                                                                          ------------------

                               TOTAL INVESTMENTS - 100.1%
                               (Cost $37,398,388)                                                42,360,928
                               Liabilities in excess of Other Assets - (0.1%)                       (21,908)
                                                                                          ------------------
                               NET ASSETS - 100.0%                                             $ 42,339,020
                                                                                          ==================


ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a)  Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.


--------------------------------------------------------------------------------
                             COUNTRY ALLOCATION*
--------------------------------------------------------------------------------
United States                                                             91.9%
Ireland                                                                    2.7%
Marshall Islands                                                           1.8%
Panama                                                                     1.8%
Switzerland                                                                1.8%
--------------------------------------------------------------------------------
* Subject to change daily and percentages are based on total investments.

See previously submitted notes to financial statements for the period ended August 31, 2009.

At November 30, 2009, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:


                                                         Gross Tax            Gross Tax      Net Tax Unrealized
                      Cost of Investments               Unrealized           Unrealized         Appreciation on
                         for Tax Purposes             Appreciation         Depreciation             Investments
------------------------------------------    ---------------------    -----------------    --------------------
                             $ 41,548,979              $ 6,345,679         $ (5,533,730)              $ 811,949
------------------------------------------    ---------------------    -----------------    --------------------

The Fund adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC820") (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157). In accordance with ASC820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2009.

Description                                   Level 1                Level 2                Level 3                   Total
--------------------------------------  ---------------------    -----------------    --------------------    ----------------------
(value in $000s)
Assets:
Common Stocks                                       $ 39,689                  $ -                     $ -                  $ 39,689
Master Limited Partnerships                            2,672                    -                       -                     2,672
                                        ---------------------    -----------------    --------------------    ----------------------
Total                                               $ 42,361                  $ -                     $ -                  $ 42,361
                                        =====================    =================    ====================    ======================

DEF | CLAYMORE/SABRIENT DEFENSIVE EQUITY INDEX ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2009 (UNAUDITED)

         NUMBER OF SHARES    DESCRIPTION                                                                 VALUE
---------------------------------------------------------------------------------------------------------------
                             COMMON STOCKS  - 91.7%
                             CONSUMER DISCRETIONARY - 5.9%
                    2,932    DeVry, Inc.                                                         $     159,266
                    5,653    Family Dollar Stores, Inc.                                                172,473
                    6,126    Interactive Data Corp.                                                    156,458
                    2,637    McDonald's Corp.                                                          166,790
                    6,753    PetSmart, Inc.                                                            173,822
                    3,560    Ross Stores, Inc.                                                         156,569
                                                                                       ------------------------
                                                                                                       985,378
                                                                                       ------------------------
                             CONSUMER STAPLES - 21.9%
                    2,510    British American Tobacco PLC, ADR (United Kingdom)                        153,788
                    5,045    Campbell Soup Co.                                                         176,424
                    2,726    Clorox Co.                                                                164,296
                    2,980    Coca-Cola Co. (The)                                                       170,456
                    8,223    Coca-Cola Enterprises, Inc.                                               161,582
                    2,037    Colgate-Palmolive Co.                                                     171,495
                    7,616    ConAgra Foods, Inc.                                                       168,999
                    3,960    HJ Heinz Co.                                                              168,102
                    4,343    Hormel Foods Corp.                                                        162,949
                    3,069    JM Smucker Co. (The)                                                      181,317
                    3,105    Kellogg Co.                                                               163,261
                    2,552    Kimberly-Clark Corp.                                                      168,355
                    5,998    Kraft Foods, Inc. - Class A                                               159,427
                    6,953    Kroger Co. (The)                                                          158,111
                    2,067    Lorillard, Inc.                                                           161,040
                    4,631    McCormick & Co., Inc.                                                     165,234
                    3,771    Mead Johnson Nutrition Co. - Class A                                      165,434
                    3,696    Molson Coors Brewing Co. - Class B                                        167,096
                    2,653    PepsiCo, Inc.                                                             165,070
                    3,347    Reynolds American, Inc.                                                   167,216
                   10,047    SUPERVALU, Inc.                                                           138,950
                    6,041    Sysco Corp.                                                               163,349
                                                                                       ------------------------
                                                                                                     3,621,951
                                                                                       ------------------------
                             ENERGY - 1.0%
                    4,001    Enbridge, Inc. (Canada)                                                   171,083
                                                                                       ------------------------

                             FINANCIALS - 4.9%
                    9,421    Annaly Capital Management, Inc. - REIT                                    173,441
                    5,465    Axis Capital Holdings Ltd. (Bermuda)                                      152,965
                    2,121    PartnerRe Ltd. (Bermuda)                                                  163,402
                    3,047    RenaissanceRe Holdings Ltd. (Bermuda)                                     162,344
                    3,202    Travelers Cos., Inc. (The)                                                167,753
                                                                                       ------------------------
                                                                                                       819,905
                                                                                       ------------------------
                             HEALTH CARE - 7.0%
                    2,957    Baxter International, Inc.                                                161,304
                    2,356    Becton Dickinson & Co.                                                    176,229
                    2,782    DaVita, Inc. (a)                                                          164,806
                    3,173    Henry Schein, Inc. (a)                                                    157,571
                    2,270    Laboratory Corp. of America Holdings (a)                                  165,619
                    3,084    Novartis AG, ADR (Switzerland)                                            171,470
                    2,816    Universal Health Services, Inc. - Class B                                 157,386
                                                                                       ------------------------
                                                                                                     1,154,385
                                                                                       ------------------------
                             INDUSTRIALS - 6.0%
                    2,044    Dun & Bradstreet Corp.                                                    160,638
                    2,132    L-3 Communications Holdings, Inc.                                         167,085
                   11,418    Lan Airlines SA, ADR (Chile)                                              176,066
                    3,133    Northrop Grumman Corp.                                                    171,688
                    7,617    RR Donnelley & Sons Co.                                                   156,758
                    5,137    Waste Management, Inc.                                                    168,699
                                                                                       ------------------------
                                                                                                     1,000,934
                                                                                       ------------------------
                             INFORMATION TECHNOLOGY - 5.0%
                    4,162    Accenture PLC - Class A (Ireland)                                         170,808
                    7,330    Broadridge Financial Solutions, Inc.                                      161,113
                    3,078    Computer Sciences Corp. (a)                                               170,244
                    3,096    Global Payments, Inc.                                                     158,701
                    9,757    Total System Services, Inc.                                               168,601
                                                                                       ------------------------
                                                                                                       829,467
                                                                                       ------------------------
                             MATERIALS - 2.0%
                    4,547    Aptargroup, Inc.                                                          164,238
                    2,732    PPG Industries, Inc.                                                      162,363
                                                                                       ------------------------
                                                                                                       326,601
                                                                                       ------------------------
                             TELECOMMUNICATION SERVICES - 12.9%
                    6,250    AT&T, Inc.                                                                168,375
                    6,530    BCE, Inc. (Canada)                                                        173,045
                    5,349    Cellcom Israel Ltd. (Israel)                                              165,872
                    4,737    CenturyTel, Inc.                                                          168,590
                    9,208    Chunghwa Telecom Co. Ltd., ADR (Taiwan)                                   163,810
                    7,743    Nippon Telegraph & Telephone Corp., ADR (Japan)                           166,320
                   11,198    NTT DoCoMo, Inc., ADR (Japan)                                             168,530
                    8,556    Partner Communications Co. Ltd., ADR (Israel)                             157,858
                    2,978    Philippine Long Distance Telephone Co., ADR (Philippines)                 164,505
                   44,913    Qwest Communications International, Inc.                                  163,932
                    9,306    SK Telecom Co. Ltd., ADR (South Korea)                                    154,200
                   17,547    Telecom Corp. of New Zealand Ltd., ADR (New Zealand)                      156,344
                   15,927    Windstream Corp.                                                          157,996
                                                                                       ------------------------
                                                                                                     2,129,377
                                                                                       ------------------------
                             UTILITIES - 25.1%
                    4,568    AGL Resources, Inc.                                                       157,824
                    5,926    Alliant Energy Corp.                                                      162,846
                    6,552    Ameren Corp.                                                              170,286
                    8,278    American Water Works Co., Inc.                                            184,103
                    5,607    Atmos Energy Corp.                                                        153,576
                   12,728    Centerpoint Energy, Inc.                                                  168,901
                   12,074    CMS Energy Corp.                                                          171,934
                    3,902    Consolidated Edison, Inc.                                                 167,435
                    4,528    Dominion Resources, Inc.                                                  164,729
                    5,898    DPL, Inc.                                                                 158,420
                    4,207    DTE Energy Co.                                                            168,743
                   10,102    Duke Energy Corp.                                                         168,501
                    2,087    Entergy Corp.                                                             164,143
                    6,999    Northeast Utilities                                                       168,746
                    5,100    NSTAR                                                                     168,963
                   13,822    NV Energy, Inc.                                                           160,888
                    4,894    OGE Energy Corp.                                                          169,332
                    3,925    PG&E Corp.                                                                166,185
                    4,975    Pinnacle West Capital Corp.                                               174,573
                    4,292    Progress Energy, Inc.                                                     167,774
                    4,737    SCANA Corp.                                                               166,742
                    5,147    Southern Co.                                                              165,167
                    6,656    UGI Corp.                                                                 156,283
                    3,628    Wisconsin Energy Corp.                                                    163,623
                    8,498    Xcel Energy, Inc.                                                         172,679
                                                                                       ------------------------
                                                                                                     4,162,396
                                                                                       ------------------------
                             TOTAL COMMON STOCKS - 91.7%
                             (Cost $14,901,931)                                                     15,201,477
                                                                                       ------------------------

                             MASTER LIMITED PARTNERSHIPS - 7.0%
                             ENERGY - 7.0%
                    5,896    Boardwalk Pipeline Partners LP                                            166,444
                    5,631    Energy Transfer Equity LP                                                 166,115
                    3,689    Energy Transfer Partners LP                                               159,697
                    4,913    Enterprise GP Holdings LP                                                 181,781
                    5,644    Enterprise Products Partners LP                                           168,135
                    3,017    NuStar Energy LP                                                          158,242
                    2,828    ONEOK Partners LP                                                         165,975
                                                                                       ------------------------
                             TOTAL MASTER LIMITED PARTNERSHIPS - 7.0%
                             (Cost $1,028,300)                                                       1,166,389
                                                                                       ------------------------

                             INCOME TRUSTS - 1.0%
                             ENERGY - 1.0%
                    7,078    Enerplus Resources Fund (Canada)
                             (Cost $255,393)                                                           162,157
                                                                                       ------------------------

                             TOTAL INVESTMENTS - 99.7%
                             (Cost $16,185,624)                                                     16,530,023
                             Other Assets in excess of Liabilities - 0.3%                               40,688
                                                                                       ------------------------
                             NET ASSETS - 100.0%                                                  $ 16,570,711
                                                                                       ========================


ADR - American Depositary Receipt
AG - Stock Corporation
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a)  Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.


--------------------------------------------------------------------------------
                               Country Allocation*
--------------------------------------------------------------------------------
United States                                                             82.2%
Canada                                                                     3.1%
Bermuda                                                                    2.9%
Japan                                                                      2.0%
Israel                                                                     2.0%
Chile                                                                      1.1%
Switzerland                                                                1.0%
Ireland                                                                    1.0%
Philippines                                                                1.0%
Taiwan                                                                     1.0%
New Zealand                                                                0.9%
South Korea                                                                0.9%
United Kingdom                                                             0.9%
--------------------------------------------------------------------------------

*    As a percentage of total investments. Subject to change daily.


See previously submitted notes to financial statements for the period ended August 31, 2009.

At November 30, 2009, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                                                         Gross Tax            Gross Tax      Net Tax Unrealized
                      Cost of Investments               Unrealized           Unrealized         Appreciation on
                         for Tax Purposes             Appreciation         Depreciation             Investments
------------------------------------------    ---------------------    -----------------    --------------------
                             $ 16,264,008               $1,008,456            $(742,441)              $ 266,015
------------------------------------------    ---------------------    -----------------    --------------------

The Fund adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC820") (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157). In accordance with ASC820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2009.


Description                              Level 1              Level 2            Level 3               Total
--------------------------------------------------------  ----------------    ---------------   ---------------------
(value in $000s)
Assets:
Common Stocks                                  $ 15,202               $ -                $ -                $ 15,202
Master Limited Partnerships                       1,166                 -                  -                   1,166
Income Trusts                                       162                 -                  -                     162
                                  ----------------------  ----------------    ---------------   ---------------------
Total                                          $ 16,530               $ -                $ -                $ 16,530
                                  ======================  ================    ===============   =====================

NFO | CLAYMORE/SABRIENT INSIDER ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2009 (UNAUDITED)

    NUMBER OF SHARES         DESCRIPTION                                                              VALUE
------------------------------------------------------------------------------------------------------------
                             Common Stocks  - 98.9%
                             CONSUMER DISCRETIONARY - 14.6%
                   14,540    Advance Auto Parts, Inc.                                         $     571,422
                   44,958    Asbury Automotive Group, Inc. (a)                                      479,252
                   39,521    Cabela's, Inc. (a)                                                     476,623
                   19,482    Coach, Inc.                                                            677,000
                   11,713    DeVry, Inc.                                                            636,250
                   22,411    Discovery Communications, Inc. - Class A (a)                           716,031
                   21,446    Fossil, Inc. (a)                                                       661,609
                   28,253    Gap, Inc. (The)                                                        605,179
                   28,057    Lincoln Educational Services Corp. (a)                                 620,621
                   28,320    Lumber Liquidators, Inc. (a)                                           668,918
                   14,062    Netflix, Inc. (a)                                                      824,455
                   25,224    Papa John's International, Inc. (a)                                    557,955
                   31,605    Red Robin Gourmet Burgers, Inc. (a)                                    493,354
                   53,992    Sonic Automotive, Inc. - Class A                                       477,829
                    2,932    Strayer Education, Inc.                                                579,070
                                                                                        --------------------
                                                                                                  9,045,568
                                                                                        --------------------
                             CONSUMER STAPLES - 8.0%
                   37,371    Chiquita Brands International, Inc. (a)                                634,933
                   10,983    Church & Dwight Co., Inc.                                              648,436
                   25,444    Fresh Del Monte Produce, Inc. (Cayman Islands) (a)                     552,898
                   16,354    Hormel Foods Corp.                                                     613,602
                   22,691    Kraft Foods, Inc. - Class A                                            603,127
                   15,211    Mead Johnson Nutrition Co. - Class A                                   667,307
                   11,330    Procter & Gamble Co. (The)                                             706,426
                   21,362    Whole Foods Market, Inc. (a)                                           547,935
                                                                                        --------------------
                                                                                                  4,974,664
                                                                                        --------------------
                             ENERGY - 4.7%
                   16,563    Cameron International Corp. (a)                                        626,081
                   16,923    Concho Resources, Inc. (a)                                             691,812
                   62,588    Patriot Coal Corp. (a)                                                 766,703
                   43,276    Vanguard Natural Resources LLC (a)                                     814,454
                                                                                        --------------------
                                                                                                  2,899,050
                                                                                        --------------------
                             FINANCIALS - 18.7%
                   15,258    Aflac, Inc.                                                            702,326
                   13,266    Allied World Assurance Co. Holdings Ltd. (Bermuda)                     633,982
                   23,332    American Capital Agency Corp. - REIT                                   617,598
                   24,086    American Financial Group, Inc. (a)                                     584,326
                  155,313    Chimera Investment Corp. - REIT                                        625,911
                   21,130    Equity Residential - REIT                                              680,597
                   85,070    Fulton Financial Corp.                                                 733,303
                   70,346    Inland Real Estate Corp. - REIT                                        552,216
                  149,004    KKR Financial Holdings LLC                                             825,482
                   16,030    MetLife, Inc.                                                          548,066
                   78,067    MFA Financial, Inc. - REIT                                             590,967
                   19,450    Nationwide Health Properties, Inc. - REIT                              661,495
                   43,154    OneBeacon Insurance Group Ltd. - Class A (Bermuda)                     604,156
                   43,339    Oriental Financial Group, Inc. (Puerto Rico)                           420,388
                    8,467    PartnerRe Ltd. (Bermuda)                                               652,298
                   24,189    PrivateBancorp, Inc.                                                   239,229
                   14,578    Reinsurance Group of America, Inc.                                     677,877
                   11,415    RLI Corp.                                                              575,659
                   21,833    Wells Fargo & Co.                                                      612,197
                                                                                        --------------------
                                                                                                 11,538,073
                                                                                        --------------------
                             HEALTH CARE - 14.0%
                   63,730    AMN Healthcare Services, Inc. (a)                                      509,203
                   33,300    Centene Corp. (a)                                                      626,706
                   28,305    Cubist Pharmaceuticals, Inc. (a)                                       472,127
                   26,558    Endo Pharmaceuticals Holdings, Inc. (a)                                585,073
                   41,697    Ensign Group, Inc. (The)                                               576,670
                   85,579    Health Management Associates, Inc. - Class A (a)                       524,599
                   15,875    Humana, Inc. (a)                                                       658,971
                   41,909    Kendle International, Inc. (a)                                         627,378
                    8,831    Laboratory Corp. of America Holdings (a)                               644,310
                   23,650    Meridian Bioscience, Inc.                                              489,792
                   42,266    Mylan, Inc. (a)                                                        755,293
                   19,063    Myriad Genetics, Inc. (a)                                              440,737
                   47,319    Parexel International Corp. (a)                                        568,301
                   22,909    STERIS Corp.                                                           740,190
                   55,528    Symmetry Medical, Inc. (a)                                             445,335
                                                                                        --------------------
                                                                                                  8,664,685
                                                                                        --------------------
                             INDUSTRIALS - 8.6%
                    7,978    Alliant Techsystems, Inc. (a)                                          683,874
                   96,031    Cenveo, Inc. (a)                                                       737,518
                   24,990    Corporate Executive Board Co. (The)                                    523,790
                   24,520    EMCOR Group, Inc. (a)                                                  583,576
                   13,729    FTI Consulting, Inc. (a)                                               635,104
                   22,751    Kansas City Southern (a)                                               651,361
                   86,834    Macquarie Infrastructure Co. LLC                                       812,766
                   12,437    Stericycle, Inc. (a)                                                   680,677
                                                                                        --------------------
                                                                                                  5,308,666
                                                                                        --------------------
                             INFORMATION TECHNOLOGY - 14.7%
                   21,987    Atheros Communications, Inc. (a)                                       625,970
                   13,358    CACI International, Inc. - Class A (a)                                 620,078
                   53,951    Convergys Corp. (a)                                                    603,172
                   27,029    Fair Isaac Corp.                                                       493,279
                   25,344    FLIR Systems, Inc. (a)                                                 727,373
                   13,246    Hewlett-Packard Co.                                                    649,849
                   31,453    Informatica Corp. (a)                                                  706,120
                   50,952    Insight Enterprises, Inc. (a)                                          517,163
                   23,264    Juniper Networks, Inc. (a)                                             607,888
                   76,098    Micrel, Inc.                                                           544,101
                   20,515    Micros Systems, Inc. (a)                                               575,651
                   10,983    Salesforce.com, Inc. (a)                                               688,414
                   28,911    SRA International, Inc. - Class A (a)                                  521,844
                   36,019    TeleTech Holdings, Inc. (a)                                            694,807
                   90,718    Tellabs, Inc. (a)                                                      508,928
                                                                                        --------------------
                                                                                                  9,084,637
                                                                                        --------------------
                             MATERIALS - 5.2%
                   14,131    Clearwater Paper Corp. (a)                                             694,256
                   11,597    Eastman Chemical Co.                                                   697,212
                   21,206    Southern Copper Corp.                                                  738,817
                   22,164    Valspar Corp.                                                          581,140
                   43,310    Worthington Industries, Inc.                                           507,160
                                                                                        --------------------
                                                                                                  3,218,585
                                                                                        --------------------
                             UTILITIES - 10.4%
                   18,968    Constellation Energy Group, Inc.                                       603,562
                   18,310    Edison International                                                   623,456
                   35,503    El Paso Electric Co. (a)                                               702,959
                   11,180    FPL Group, Inc.                                                        581,025
                   21,454    IDACORP, Inc.                                                          634,395
                   31,678    MDU Resources Group, Inc.                                              715,923
                   16,638    New Jersey Resources Corp.                                             586,157
                   50,996    NV Energy, Inc.                                                        593,593
                   19,319    OGE Energy Corp.                                                       668,437
                   17,449    Oneok, Inc.                                                            698,309
                                                                                        --------------------
                                                                                                  6,407,816
                                                                                        --------------------
                             TOTAL COMMON STOCKS - 98.9%
                             (Cost $57,286,184)                                                  61,141,744
                                                                                        --------------------

                             MASTER LIMITED PARTNERSHIPS - 1.1%
                             ENERGY - 1.1%
                   10,550    Sunoco Logistics Partners LP
                             (Cost $561,666)                                                        651,463
                                                                                        --------------------

                             TOTAL INVESTMENTS - 100.0%
                             (Cost $57,847,850)                                                  61,793,207
                             Other Assets in excess of Liabilities - 0.0%*                           20,183
                                                                                        --------------------
                             NET ASSETS - 100.0%                                               $ 61,813,390
                                                                                        ====================


* Less than 0.1%


LLC - Limited Liability Corporation
LP - Limited Partnership
REIT - Real Estate Investment Trust

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.


------------------------------------------------------------------------------
                           Country Allocation*
------------------------------------------------------------------------------
United States                                                           95.3%
Bermuda                                                                  3.1%
Cayman Islands                                                           0.9%
Puerto Rico                                                              0.7%
------------------------------------------------------------------------------
*As a percentage of total investments. Subject to change daily.

See previously submitted notes to financial statements for the period ended August 31, 2009.

At November 30, 2009, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                                                         Gross Tax            Gross Tax      Net Tax Unrealized
                      Cost of Investments               Unrealized           Unrealized         Appreciation on
                         for Tax Purposes             Appreciation         Depreciation             Investments
------------------------------------------    ---------------------    -----------------    --------------------
                             $ 58,162,591               $6,440,728         $ (2,810,112)            $ 3,630,616
------------------------------------------    ---------------------    -----------------    --------------------

The Fund adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC820") (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157). In accordance with ASC820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2009.

Description                               Level 1                Level 2                Level 3                     Total
---------------------------------   ---------------------    -----------------    --------------------    --------------------------
(value in $000s)
Assets:
Common Stocks                                   $ 61,142                  $ -                     $ -                      $ 61,142
Master Limited Partnerships                          651                    -                       -                           651
                                    ---------------------    -----------------    --------------------    --------------------------
Total                                           $ 61,793                  $ -                     $ -                      $ 61,793
                                    =====================    =================    ====================    ==========================

STH | CLAYMORE/SABRIENT STEALTH ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2009 (UNAUDITED)

NUMBER OF SHARES       DESCRIPTION                                                                                       VALUE
-------------------------------------------------------------------------------------------------------------------------------
                       COMMON STOCKS  - 89.3%
                       CONSUMER DISCRETIONARY - 14.0%
             2,280     Deer Consumer Products, Inc. (a)                                                          $      40,014
             1,530     Gander Mountain Co. (a)                                                                           7,635
               282     Hallwood Group, Inc.                                                                             11,601
               700     Mac-Gray Corp. (a)                                                                                5,663
             2,577     Media General, Inc. - Class A                                                                    22,652
               913     Morningstar, Inc. (a)                                                                            42,327
               540     Nathan's Famous, Inc. (a)                                                                         7,652
               507     National Presto Industries, Inc.                                                                 47,237
             3,033     Orleans Homebuilders, Inc. (a)                                                                    5,399
             1,860     Pearson PLC, ADR (United Kingdom)                                                                25,668
               563     Pre-Paid Legal Services, Inc. (a)                                                                21,439
               978     R.G. Barry Corp.                                                                                  8,147
               660     RRSat Global Communications Network Ltd. (Israel)                                                 7,557
               749     Sport Supply Group, Inc.                                                                          8,029
             2,997     Standard Motor Products, Inc.                                                                    26,943
             4,068     Steak N Shake Co. (The) (a)                                                                      46,701
               657     Steiner Leisure Ltd. (Bahamas) (a)                                                               25,984
             3,685     Sturm Ruger & Co., Inc.                                                                          39,651
             1,635     Tim Hortons, Inc. (Canada)                                                                       48,331
             4,281     TravelCenters of America LLC (a)                                                                 16,353
             1,044     WPP PLC, ADR (Jersey)                                                                            49,099
                                                                                                        -----------------------
                                                                                                                       514,082
                                                                                                        -----------------------
                       CONSUMER STAPLES - 10.2%
             8,742     AgFeed Industries, Inc. (a)                                                                      46,595
               967     Anheuser-Busch InBev NV, ADR (Belgium) (a)                                                       48,630
             4,716     China Marine Food Group Ltd. (a)                                                                 29,334
             2,926     China-Biotics, Inc. (a)                                                                          41,374
               484     Coca-Cola Bottling Co. Consolidated                                                              22,913
               333     Delhaize Group SA, ADR (Belgium)                                                                 25,358
               693     Lifeway Foods, Inc. (a)                                                                           7,831
               835     Nash Finch Co.                                                                                   27,396
             1,137     Overhill Farms, Inc. (a)                                                                          6,549
               819     Seneca Foods Corp. - Class A (a)                                                                 19,369
             1,794     Tiens Biotech Group USA, Inc. (a)                                                                 7,983
               965     Tootsie Roll Industries, Inc.                                                                    24,530
             2,998     Vector Group Ltd.                                                                                41,702
               720     Weis Markets, Inc.                                                                               25,042
                                                                                                        -----------------------
                                                                                                                       374,606
                                                                                                        -----------------------
                       ENERGY - 6.2%
             1,635     Cameco Corp. (Canada)                                                                            47,088
             1,032     China Integrated Energy, Inc. (a)                                                                 7,327
               906     Contango Oil & Gas Co. (a)                                                                       40,208
             5,661     ENGlobal Corp. (a)                                                                               16,983
             1,171     Sasol Ltd., ADR (South Africa)                                                                   46,348
               553     SEACOR Holdings, Inc. (a)                                                                        42,360
             1,685     T.G.C. Industries, Inc. (a)                                                                       6,774
             2,031     Transglobe Energy Corp. (Canada) (a)                                                              7,230
             4,815     WSP Holdings Ltd., ADR (Cayman Islands)                                                          14,541
                                                                                                        -----------------------
                                                                                                                       228,859
                                                                                                        -----------------------
                       FINANCIALS - 26.2%
               873     Alexandria Real Estate Equities, Inc. - REIT                                                     49,211
               855     Arrow Financial Corp.                                                                            21,614
             1,074     Asta Funding, Inc.                                                                                7,260
               230     Bar Harbor Bankshares                                                                             6,176
             4,293     Brandywine Realty Trust - REIT                                                                   42,157
               321     Century Bancorp, Inc. - Class A                                                                   6,731
             1,395     CNA Surety Corp. (a)                                                                             18,763
               873     Community Trust Bancorp, Inc.                                                                    20,463
             1,267     Corporate Office Properties Trust - REIT                                                         43,319
               154     Diamond Hill Investment Group, Inc.                                                               9,263
             3,653     Douglas Emmett, Inc. - REIT                                                                      50,119
             3,851     Duke Realty Corp. - REIT                                                                         43,170
             1,020     Equity Lifestyle Properties, Inc. - REIT                                                         48,970
             1,338     First Bancorp                                                                                    17,407
            13,904     Glimcher Realty Trust - REIT                                                                     40,878
             4,515     Grupo Financiero Galicia SA, ADR (Argentina) (a)                                                 24,155
             3,240     Horace Mann Educators Corp.                                                                      38,945
             2,182     Hospitality Properties Trust - REIT (a)                                                          42,353
               423     International Assets Holding Corp. (a)                                                            6,984
             2,835     Investors Real Estate Trust - REIT                                                               24,976
             1,728     Kilroy Realty Corp. - REIT                                                                       52,065
             1,167     LNB Bancorp, Inc.                                                                                 4,820
             1,142     Mission West Properties, Inc. - REIT                                                              7,777
             2,226     National Retail Properties, Inc. - REIT                                                          44,609
               927     New York Mortgage Trust, Inc. - REIT                                                              6,406
               432     NYMAGIC, Inc.                                                                                     7,279
             3,110     Omega Healthcare Investors, Inc. - REIT                                                          56,260
               939     PS Business Parks, Inc. - REIT                                                                   44,640
             1,145     QC Holdings, Inc.                                                                                 6,183
             5,430     Ramco-Gershenson Properties Trust - REIT                                                         49,413
             1,972     Rewards Network, Inc.                                                                            22,579
             1,980     Riverview Bancorp, Inc.                                                                           5,386
             2,055     Safeguard Scientifics, Inc. (a)                                                                  18,988
             1,046     Southside Bancshares, Inc.                                                                       21,443
               930     State Bancorp, Inc.                                                                               6,873
             3,714     Trustco Bank Corp.                                                                               22,878
             1,527     Urstadt Biddle Properties, Inc. - Class A - REIT                                                 20,950
                                                                                                        -----------------------
                                                                                                                       961,463
                                                                                                        -----------------------

                       HEALTH CARE - 6.2%
             1,839     American Caresource Holdings, Inc. (a)                                                            3,678
               169     Atrion Corp.                                                                                     22,901
               722     Biospecifics Technologies Corp. (a)                                                              21,090
             1,347     Cantel Medical Corp.                                                                             24,111
             1,983     Hi-Tech Pharmacal Co., Inc. (a)                                                                  37,181
               984     Idera Pharmaceuticals, Inc. (a)                                                                   4,851
               955     Lannett Co., Inc. (a)                                                                             5,635
             3,408     Maxygen, Inc. (a)                                                                                18,540
             1,119     Mediware Information Systems (a)                                                                  7,788
             5,862     Merge Healthcare, Inc. (a)                                                                       17,938
             3,516     Metropolitan Health Networks, Inc. (a)                                                            6,962
               324     National Research Corp.                                                                           6,934
            12,477     Sciclone Pharmaceuticals, Inc. (a)                                                               26,701
               896     Young Innovations, Inc.                                                                          21,719
                                                                                                        -----------------------
                                                                                                                       226,029
                                                                                                        -----------------------
                       INDUSTRIALS - 6.4%
             1,659     51job, Inc., ADR (Cayman Islands) (a)                                                            30,409
               414     AeroCentury Corp. (a)                                                                             6,686
             3,714     Avis Budget Group, Inc. (a)                                                                      36,211
               516     Courier Corp.                                                                                     6,729
             8,141     GenCorp, Inc. (a)                                                                                63,581
             2,433     Hong Kong Highpower Technology, Inc. (a)                                                         12,773
               236     K-Tron International, Inc. (a)                                                                   22,621
               426     Lawson Products, Inc.                                                                             6,113
             3,906     PRG-Schultz International, Inc. (a)                                                              17,772
               456     Todd Shipyards Corp.                                                                              7,674
               570     VSE Corp.                                                                                        25,907
                                                                                                        -----------------------
                                                                                                                       236,476
                                                                                                        -----------------------
                       INFORMATION TECHNOLOGY - 5.9%
             2,091     Allot Communications Ltd. (Israel) (a)                                                            8,699
               251     Cass Information Systems, Inc.                                                                    7,068
             7,119     China Techfaith Wireless Communication Technology Ltd., ADR (Cayman Islands) (a)                 25,700
               928     Computer Task Group, Inc. (a)                                                                     5,726
             6,357     Compuware Corp. (a)                                                                              44,118
             1,110     Evolving Systems, Inc. (a)                                                                        6,449
             4,776     Kopin Corp. (a)                                                                                  20,585
             2,931     LaserCard Corp. (a)                                                                              15,739
             7,437     MoneyGram International, Inc. (a)                                                                18,444
             1,653     Multi-Fineline Electronix, Inc. (a)                                                              41,209
             1,953     NU Horizons Electronics Corp. (a)                                                                 7,500
             1,806     Saba Software, Inc. (a)                                                                           7,603
               845     Spectrum Control, Inc. (a)                                                                        7,385
                                                                                                        -----------------------
                                                                                                                       216,225
                                                                                                        -----------------------
                       MATERIALS - 5.1%
               598     AEP Industries, Inc. (a)                                                                         22,598
             7,970     Boise, Inc. (a)                                                                                  38,973
             1,602     China Agritech, Inc. (a)                                                                         29,845
             1,015     Clearwater Paper Corp. (a)                                                                       49,867
             1,629     Georgia Gulf Corp. (a)                                                                           23,767
             1,560     Innospec, Inc.                                                                                   13,868
             1,278     UFP Technologies, Inc. (a)                                                                        8,524
                                                                                                        -----------------------
                                                                                                                       187,442
                                                                                                        -----------------------
                       TELECOMMUNICATION SERVICES - 7.2%
             1,737     France Telecom SA, ADR (France)                                                                  45,735
               863     HickoryTech Corp.                                                                                 7,068
               348     Magyar Telekom Telecommunications PLC, ADR (Hungary)                                              6,936
             2,085     Nippon Telegraph & Telephone Corp., ADR (Japan)                                                  44,786
             2,037     Portugal Telecom SGPS SA, ADR (Portugal)                                                         24,648
             1,170     Tata Communications Ltd., ADR (India)                                                            19,223
             2,688     Telecom Italia SpA, ADR (Italy)                                                                  43,116
               553     Telefonica SA, ADR (Spain)                                                                       47,906
             1,749     USA Mobility, Inc. (a)                                                                           17,455
               621     Warwick Valley Telephone Co.                                                                      7,949
                                                                                                        -----------------------
                                                                                                                       264,822
                                                                                                        -----------------------
                       UTILITIES - 1.9%
               525     CH Energy Group, Inc.                                                                            21,200
             1,171     Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)                                    42,835
               972     Empresa Distribuidora Y Comercializadora Norte, ADR (Argentina) (a)                               6,736
                                                                                                        -----------------------
                                                                                                                        70,771
                                                                                                        -----------------------
                       TOTAL COMMON STOCKS - 89.3%
                       (Cost $3,303,904)                                                                             3,280,775
                                                                                                        -----------------------

                       PREFERRED STOCKS - 0.9%
                       TELECOMMUNICATIONS - 0.9%
               837     Brasil Telecom SA, ADR (Brazil)                                                                  25,135
               627     Nortel Inversora SA - Class B, ADR (Argentina) (a)                                                9,637
                                                                                                        -----------------------
                       TOTAL PREFERRED STOCKS
                       (Cost $32,561)                                                                                   34,772
                                                                                                        -----------------------

                       ROYALTY TRUSTS - 3.1%
                       ENERGY - 3.1%
               481     BP Prudhoe Bay Royalty Trust                                                                     37,840
             1,882     Permian Basin Royalty Trust                                                                      25,689
             1,361     San Juan Basin Royalty Trust                                                                     23,913
             2,301     Mesabi Trust                                                                                     28,210
                                                                                                        -----------------------
                       TOTAL ROYALTY TRUSTS
                       (Cost $149,545)                                                                                 115,652
                                                                                                        -----------------------

                       MASTER LIMITED PARTNERSHIPS - 0.6%
                       CONSUMER DISCRETIONARY - 0.6%
             1,316     Stonemor Partners LP
                       (Cost $20,902)                                                                                   23,438
                                                                                                        -----------------------

                       EXCHANGE-TRADED FUNDS - 0.2%
               120     iShares S&P SmallCap 600 Index Fund
                       (Cost $6,016)                                                                                     6,085
                                                                                                        -----------------------

                       INCOME TRUSTS - 5.7%
                       ENERGY - 5.7%
             1,939     Baytex Energy Trust (Canada)                                                                     49,987
             2,061     Enerplus Resources Fund (Canada)                                                                 47,218
             7,150     Harvest Energy Trust (Canada)                                                                    66,996
             4,638     Pengrowth Energy Trust (Canada)                                                                  44,571
                                                                                                        -----------------------
                       TOTAL INCOME TRUSTS
                       (Cost $189,898)                                                                                 208,772
                                                                                                        -----------------------

                       TOTAL INVESTMENTS - 99.8%
                       (Cost $3,702,826)                                                                             3,669,494
                       Other Assets in excess of Liabilities  - 0.2%                                                     6,244
                                                                                                        -----------------------
                       NET ASSETS - 100.0%                                                                         $ 3,675,738
                                                                                                        =======================


ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
NV - Publicly-Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation
SpA - Limited Share Company

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.


--------------------------------------------------------------------------------
                               COUNTRY ALLOCATION*
--------------------------------------------------------------------------------
United States                                                             73.9%
Canada                                                                     8.5%
Belgium                                                                    2.0%
Cayman Islands                                                             1.9%
Brazil                                                                     1.9%
Jersey                                                                     1.3%
Spain                                                                      1.3%
South Africa                                                               1.3%
France                                                                     1.2%
Japan                                                                      1.2%
Italy                                                                      1.2%
Argentina                                                                  1.1%
Bahamas                                                                    0.7%
United Kingdom                                                             0.7%
Portugal                                                                   0.7%
India                                                                      0.5%
Israel                                                                     0.4%
Hungary                                                                    0.2%
--------------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended August 31, 2009.

At November 30, 2009, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                                                         Gross Tax            Gross Tax      Net Tax Unrealized
                      Cost of Investments               Unrealized           Unrealized         Depreciation on
                         for Tax Purposes             Appreciation         Depreciation             Investments
------------------------------------------    ---------------------    -----------------    --------------------
                              $ 3,675,986                $ 284,774           $ (291,266)               $ (6,492)
------------------------------------------    ---------------------    -----------------    --------------------

The Fund adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC820") (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157). In accordance with ASC820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2009.

Description                               Level 1             Level 2              Level 3                     Total
--------------------------------      ----------------    ----------------     ----------------       ------------------------
(value in $000s)
Assets:
Common Stocks                                 $ 3,281                 $ -                  $ -                        $ 3,281
Preferred Stocks                                   35                   -                    -                             35
Royalty Trusts                                    115                   -                    -                            115
Master Limited Partnerships                        23                   -                    -                             23
Exchange-Traded Funds                               6                   -                    -                              6
Income Trusts                                     209                   -                    -                            209
                                      ----------------    ----------------     ----------------       ------------------------
Total                                         $ 3,669                 $ -                  $ -                        $ 3,669
                                      ================    ================     ================       ========================

CZA | CLAYMORE/ZACKS MID-CAP CORE ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2009 (UNAUDITED)

NUMBER OF SHARES                 DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------------------------------------
                 COMMON STOCKS  - 86.0%

                 CONSUMER DISCRETIONARY - 9.8%
        4,202    Cablevision Systems Corp. - Class A                                      $        105,134
        1,528    Cinemark Holdings, Inc.                                                            19,329
        4,674    H&R Block, Inc.                                                                    94,882
          863    Hillenbrand, Inc.                                                                  15,793
        1,291    Interactive Data Corp.                                                             32,972
          682    International Speedway Corp. - Class A                                             18,394
          718    Phillips-Van Heusen Corp.                                                          28,720
        2,146    Regal Entertainment Group - Class A                                                29,400
          885    Tupperware Brands Corp.                                                            41,197
          800    Viacom, Inc. - Class A (a)                                                         25,056
        6,674    Wendy's/Arby's Group, Inc. - Class A                                               27,363
                                                                                          -----------------
                                                                                                   438,240
                                                                                          -----------------
                 CONSUMER STAPLES - 9.9%
        1,300    Bare Escentuals, Inc. (a)                                                          16,627
        2,779    Del Monte Foods Co.                                                                29,152
        1,394    Delhaize Group SA, ADR (Belgium)                                                  106,153
          884    Fresh Del Monte Produce, Inc. (Cayman Islands) (a)                                 19,209
          841    Herbalife Ltd. (Cayman Islands)                                                    35,272
        2,222    Molson Coors Brewing Co. - Class B                                                100,457
          861    Nu Skin Enterprises, Inc. - Class A                                                23,058
        2,978    Pepsi Bottling Group, Inc.                                                        113,015
                                                                                          -----------------
                                                                                                   442,943
                                                                                          -----------------
                 ENERGY - 1.1%
          590    NuStar GP Holdings LLC                                                             14,726
        1,734    Southern Union Co.                                                                 35,928
                                                                                          -----------------
                                                                                                    50,654
                                                                                          -----------------
                 FINANCIALS - 14.8%
          697    Allied World Assurance Co. Holdings Ltd. (Bermuda)                                 33,310
        1,637    American Financial Group, Inc.                                                     39,714
          432    Argo Group International Holdings Ltd. (Bermuda) (a)                               12,601
        1,166    Aspen Insurance Holdings Ltd. (Bermuda)                                            30,211
        1,982    Axis Capital Holdings Ltd. (Bermuda)                                               55,476
        1,594    Broadpoint Gleacher Securities, Inc. (a)                                            8,639
        3,762    CNA Financial Corp. (a)                                                            85,586
        1,145    Commerce Bancshares, Inc.                                                          46,009
       10,784    Fifth Third Bancorp                                                               108,703
        6,448    Fortress Investment Group LLC - Class A (a)                                        25,921
          387    GAMCO Investors, Inc. - Class A                                                    17,775
          790    Max Capital Group Ltd. (Bermuda)                                                   17,214
        1,330    OneBeacon Insurance Group Ltd. - Class A (Bermuda)                                 18,620
        2,657    SEI Investments Co.                                                                46,524
        2,326    Willis Group Holdings Ltd. (Bermuda)                                               63,151
        2,210    WR Berkley Corp.                                                                   54,609
                                                                                          -----------------
                                                                                                   664,063
                                                                                          -----------------
                 HEALTH CARE - 11.2%
        4,034    AmerisourceBergen Corp.                                                            99,600
          954    Beckman Coulter, Inc.                                                              61,972
        1,458    Health Net, Inc. (a)                                                               30,939
        2,238    Hospira, Inc. (a)                                                                 105,074
          640    Mednax, Inc. (a)                                                                   35,974
          462    Mettler-Toledo International, Inc. (a)                                             45,960
        1,628    PerkinElmer, Inc.                                                                  30,720
          764    Sirona Dental Systems, Inc. (a)                                                    22,232
          552    Teleflex, Inc.                                                                     28,754
          692    Universal Health Services, Inc. - Class B                                          38,676
                                                                                          -----------------
                                                                                                   499,901
                                                                                          -----------------
                 INDUSTRIALS - 3.8%
          635    Brink's Co. (The)                                                                  14,275
          782    DynCorp International, Inc. (a)                                                    10,932
          587    Elbit Systems Ltd. (Israel)                                                        35,813
        1,132    IESI-BFC Ltd. (Canada)                                                             16,029
        1,664    Pall Corp.                                                                         52,965
        1,359    Rollins, Inc.                                                                      24,149
          326    United Stationers, Inc. (a)                                                        16,606
                                                                                          -----------------
                                                                                                   170,769
                                                                                          -----------------
                 INFORMATION TECHNOLOGY - 16.9%
        2,804    Amdocs Ltd. (Guernsey) (a)                                                         74,110
        1,660    Arrow Electronics, Inc. (a)                                                        43,625
        2,098    Avnet, Inc. (a)                                                                    57,171
        2,325    AVX Corp.                                                                          28,040
        1,967    Broadridge Financial Solutions, Inc.                                               43,235
        1,781    Convergys Corp. (a)                                                                19,912
          905    Diebold, Inc.                                                                      22,752
       10,802    Flextronics International Ltd. (Singapore) (a)                                     76,370
        1,114    Global Payments, Inc.                                                              57,104
        1,812    Harris Corp.                                                                       79,547
        1,302    Hewitt Associates, Inc. - Class A (a)                                              52,314
        2,284    Ingram Micro, Inc. - Class A (a)                                                   38,805
        1,349    Lender Processing Services, Inc.                                                   56,361
        4,812    Novell, Inc. (a)                                                                   18,815
        1,229    Quest Software, Inc. (a)                                                           20,684
        2,396    Teradata Corp. (a)                                                                 70,203
                                                                                          -----------------
                                                                                                   759,048
                                                                                          -----------------
                 MATERIALS - 8.0%
        1,244    Albemarle Corp.                                                                    41,985
        1,318    Ball Corp.                                                                         65,122
        2,020    Celanese Corp. - Class A                                                           60,115
          941    Lubrizol Corp.                                                                     68,241
        1,789    RPM International, Inc.                                                            35,064
        2,223    Sealed Air Corp.                                                                   49,551
        1,406    Sonoco Products Co.                                                                39,621
                                                                                          -----------------
                                                                                                   359,699
                                                                                          -----------------
                 TELECOMMUNICATION SERVICES - 2.0%
        1,381    Cellcom Israel Ltd. (Israel)                                                       42,825
        1,210    United States Cellular Corp. (a)                                                   45,085
                                                                                          -----------------
                                                                                                    87,910
                                                                                          -----------------
                 UTILITIES - 8.5%
        1,069    AGL Resources, Inc.                                                                36,934
        2,442    American Water Works Co., Inc.                                                     54,310
        2,786    Constellation Energy Group, Inc.                                                   88,651
        1,006    Energen Corp.                                                                      43,761
        2,547    MDU Resources Group, Inc.                                                          57,562
        1,048    Portland General Electric Co.                                                      20,551
        3,008    TECO Energy, Inc.                                                                  44,368
        1,519    UGI Corp.                                                                          35,666
                                                                                          -----------------
                                                                                                   381,803
                                                                                          -----------------
                 TOTAL COMMON STOCK - 86.0%
                 (Cost $3,524,844)                                                               3,855,030
                                                                                          -----------------

                 EXCHANGE-TRADED FUNDS - 0.5%
          265    iShares Russell Midcap Index Fund                                                  20,795
                 (Cost $20,456)                                                           -----------------


                 MASTER LIMITED PARTNERSHIPS - 11.6%

                 ENERGY - 9.3%
        2,552    Boardwalk Pipeline Partners LP                                                     72,043
          792    Duncan Energy Partners LP                                                          17,796
        1,373    El Paso Pipeline Partners LP                                                       32,540
        3,088    Energy Transfer Equity LP                                                          91,096
        1,916    Enterprise GP Holdings LP                                                          70,892
          824    Inergy LP                                                                          27,241
        1,334    ONEOK Partners LP                                                                  78,292
          429    Sunoco Logistics Partners LP                                                       26,491
                                                                                          -----------------
                                                                                                   416,391
                                                                                          -----------------
                 FINANCIALS - 0.7%
        1,264    AllianceBernstein Holding LP                                                       31,979
                                                                                          -----------------

                 UTILITIES - 1.6%
          799    Amerigas Partners LP                                                               29,979
          814    Spectra Energy Partners LP                                                         22,572
          486    Suburban Propane Partners LP                                                       21,335
                                                                                          -----------------
                                                                                                    73,886
                                                                                          -----------------
                 TOTAL MASTER LIMITED PARTNERSHIPS - 11.6%
                 (Cost $432,685)                                                                   522,256
                                                                                          -----------------

                 TRACKING STOCKS (B) - 1.9%
                 CONSUMER DISCRETIONARY - 1.9%

        7,882    Liberty Media Corp. - Interactive (a)                                              83,864
                 (Cost $85,835)                                                           -----------------


                 TOTAL INVESTMENTS - 100.0%
                 (Cost $4,063,820)                                                               4,481,945
                 Other Assets in excess of Liabilities - 0.0%                                          961
                                                                                          -----------------
                 NET ASSETS - 100.0%                                                           $ 4,482,906
                                                                                          =================

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
SA - Corporation

(a) Non-income producing security.

(b) A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division or line of business.

Securities are classified by sectors that represent broad groupings of related industries.

--------------------------------------------------------------------------------
                             COUNTRY ALLOCATION*
--------------------------------------------------------------------------------
United States                                                             85.8%
Bermuda                                                                    5.1%
Belgium                                                                    2.4%
Israel                                                                     1.8%
Singapore                                                                  1.7%
Guernsey                                                                   1.6%
Cayman Islands                                                             1.2%
Canada                                                                     0.4%
--------------------------------------------------------------------------------

* Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended August 31, 2009.

At November 30, 2009, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:


                                                         Gross Tax            Gross Tax      Net Tax Unrealized
                      Cost of Investments               Unrealized           Unrealized         Appreciation on
                         for Tax Purposes             Appreciation         Depreciation             Investments
------------------------------------------    ---------------------    -----------------    --------------------
                              $ 4,061,215                $ 472,772           $ (52,042)              $ 420,730
------------------------------------------    ---------------------    -----------------    --------------------

The Fund adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC820") (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157). In accordance with ASC820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2009.

Description                                    Level 1             Level 2            Level 3                Total
--------------------------------------    ------------------    --------------    -----------------   --------------------
(value in $000s)
Assets:

Common Stocks                                       $ 3,855               $ -                  $ -                $ 3,855
Exchange-Traded Funds                                    21                                                            21
Master Limited Partnerships                             522                 -                    -                    522
Tracking Stocks                                          84                                                            84
                                          ------------------    --------------    -----------------   --------------------
Total                                               $ 4,482               $ -                  $ -                $ 4,482
                                          ==================    ==============    =================   ====================

CVY | CLAYMORE/ZACKS MULTI-ASSET INCOME INDEX ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2009 (UNAUDITED)

NUMBER OF SHARES      DESCRIPTION                                                                 VALUE
----------------------------------------------------------------------------------------------------------
                      COMMON STOCKS - 67.8%

                      CONSUMER DISCRETIONARY - 3.0%

        26,855        Hillenbrand, Inc.                                                       $   491,446
        23,137        Interactive Data Corp.                                                      590,919
        28,677        McDonald's Corp.                                                          1,813,820
        19,428        Meredith Corp.                                                              511,928
        31,324        Shaw Communications, Inc. - Class B (Canada)                                605,180
        15,439        VF Corp.                                                                  1,122,724
                                                                                              ------------
                                                                                                5,136,017
                                                                                              ------------
                      CONSUMER STAPLES - 12.1%

        88,240        Altria Group, Inc.                                                        1,659,794
        34,245        Campbell Soup Co.                                                         1,197,548
        18,177        Clorox Co.                                                                1,095,528
        33,082        Coca-Cola Co.                                                             1,892,290
        27,007        General Mills, Inc.                                                       1,836,476
        27,895        HJ Heinz Co.                                                              1,184,143
        56,893        Kraft Foods, Inc. - Class A                                               1,512,216
        14,750        Lorillard, Inc.                                                           1,149,173
        28,461        PepsiCo, Inc.                                                             1,770,843
        35,294        Philip Morris International, Inc.                                         1,697,288
        29,810        Procter & Gamble, Co.                                                     1,858,654
       110,815        Sara Lee Corp.                                                            1,345,294
        74,823        SUPERVALU, Inc.                                                           1,034,802
        42,119        Sysco Corp.                                                               1,138,898
        14,552        Universal Corp.                                                             624,426
                                                                                              ------------
                                                                                               20,997,373
                                                                                              ------------
                      ENERGY - 7.8%

        31,355        BP PLC, ADR (United Kingdom)                                              1,792,879
        23,062        Chevron Corp.                                                             1,799,758
        35,818        ConocoPhillips                                                            1,854,298
        14,454        Enbridge, Inc. (Canada)                                                     618,053
        67,641        General Maritime Corp. (Marshall Islands)                                   478,222
        30,357        Overseas Shipholding Group, Inc.                                          1,162,977
        26,821        Repsol YPF SA, ADR (Spain)                                                  740,260
        29,075        Royal Dutch Shell PLC, ADR (United Kingdom)                               1,737,522
        57,059        Spectra Energy Corp.                                                      1,107,515
        39,913        Sunoco, Inc.                                                              1,005,808
        85,942        Valero Energy Corp.                                                       1,365,618
                                                                                              ------------
                                                                                               13,662,910
                                                                                              ------------
                      FINANCIALS - 13.3%

        20,479        American Capital Agency Corp. - REIT                                        542,079
        93,023        Annaly Capital Management, Inc. - REIT                                    1,712,553
        91,923        Anworth Mortgage Asset Corp. - REIT                                         661,846
        51,960        BRE Properties, Inc. - REIT                                               1,627,907
        36,386        Capstead Mortgage Corp. - REIT                                              519,592
       424,496        Chimera Investment Corp. - REIT                                           1,710,719
        21,791        Cullen/Frost Bankers, Inc.                                                1,046,404
        27,033        Entertainment Properties Trust - REIT                                       853,972
        40,902        Federated Investors, Inc. - Class B                                       1,054,454
        37,662        Hatteras Financial Corp. - REIT                                           1,152,457
        46,068        Healthcare Realty Trust, Inc. - REIT                                      1,017,642
        26,646        Home Properties, Inc.                                                     1,197,205
       111,629        HRPT Properties Trust - REIT                                                685,402
       122,949        Hudson City Bancorp, Inc.                                                 1,633,992
       203,675        MFA Financial, Inc. - REIT                                                1,541,820
        51,420        National Retail Properties, Inc. - REIT                                   1,030,457
        23,795        NBT Bancorp, Inc.                                                           489,939
        44,245        Omega Healthcare Investors, Inc. - REIT                                     800,392
        80,415        Senior Housing Properties Trust - REIT                                    1,670,220
        41,846        Validus Holdings Ltd. (Bermuda)                                           1,108,919
        41,636        Willis Group Holdings Ltd. (Bermuda)                                      1,130,417
                                                                                              ------------
                                                                                               23,188,388
                                                                                              ------------
                      HEALTH CARE - 6.7%

        35,670        Abbott Laboratories                                                       1,943,658
        31,104        Cardinal Health, Inc.                                                     1,002,482
        48,213        Eli Lilly & Co.                                                           1,770,863
        41,259        GlaxoSmithKline PLC, ADR (United Kingdom)                                 1,711,011
        26,684        Johnson & Johnson                                                         1,676,823
        49,735        Merck & Co., Inc.                                                         1,800,904
        96,588        Pfizer, Inc.                                                              1,755,004
                                                                                              ------------
                                                                                               11,660,745
                                                                                              ------------
                      INDUSTRIALS - 6.5%

        32,483        Boeing Co.                                                                1,702,434
        35,598        Caterpillar, Inc.                                                         2,078,567
        32,017        Deluxe Corp.                                                                413,019
         9,031        Grupo Aeroportuario del Sureste SAB de CV, ADR (Mexico)                     439,900
        30,365        Healthcare Services Group, Inc.                                             597,887
        43,883        Honeywell International, Inc.                                             1,688,179
        33,043        Northrop Grumman Corp.                                                    1,810,756
       138,018        Paragon Shipping, Inc. - Class A (Marshall Islands)                         666,627
        79,305        Seaspan Corp. (Marshall Islands)                                            721,676
        35,877        Waste Management, Inc.                                                    1,178,201
                                                                                              ------------
                                                                                               11,297,246
                                                                                              ------------
                      INFORMATION TECHNOLOGY - 1.3%

        42,065        Automatic Data Processing, Inc.                                           1,827,724
        76,702        United Online, Inc.                                                         521,574
                                                                                            --------------
                                                                                                2,349,298
                                                                                            --------------
                      MATERIALS - 1.4%

        24,246        AMCOL International Corp.                                                   660,703
        28,126        Innophos Holdings, Inc.                                                     696,681
        19,694        Koppers Holdings, Inc.                                                      556,356
        32,124        Olin Corp.                                                                  538,719
                                                                                              ------------
                                                                                                2,452,459
                                                                                              ------------
                      TELECOMMUNICATIONS - 6.1%

        33,316        CenturyTel, Inc.                                                          1,185,716
        75,169        Chunghwa Telecom Co. Ltd., ADR (Taiwan)                                   1,337,257
        93,324        Deutsche Telekom AG, ADR (Germany)                                        1,385,861
        25,065        France Telecom SA, ADR (France)                                             659,961
        37,182        Mobile Telesystems OJSC, ADR (Russia)                                     1,862,075
        33,171        NTELOS Holdings Corp.                                                       557,605
        11,095        Philippine Long Distance Telephone Co., ADR (Philippines)                   612,888
        19,527        Rogers Communications, Inc. - Class B (Canada)                              590,887
        47,529        Turkcell Iletisim Hizmet AS, ADR (Turkey)                                   730,045
        74,269        Vodafone Group PLC, ADR (United Kingdom)                                  1,685,164
                                                                                              ------------
                                                                                               10,607,459
                                                                                              ------------
                      UTILITIES - 9.6%

        31,915        Aqua America, Inc.                                                          520,853
        27,550        Avista Corp.                                                                573,316
        33,925        Constellation Energy Group, Inc.                                          1,079,493
         7,066        CPFL Energia SA, ADR (Brazil)                                               405,659
        32,464        Dominion Resources, Inc.                                                  1,181,040
        32,244        Exelon Corp.                                                              1,553,516
        28,719        FPL Group, Inc.                                                           1,492,526
        10,885        National Grid PLC, ADR (United Kingdom)                                     598,348
        14,614        New Jersey Resources Corp.                                                  514,851
        45,209        Northeast Utilities                                                       1,089,989
        89,036        NV Energy, Inc.                                                           1,036,379
        26,449        PG&E Corp.                                                                1,119,851
        33,906        Public Service Enterprise Group, Inc.                                     1,063,292
        15,516        South Jersey Industries, Inc.                                               559,507
        51,698        Southern Co.                                                              1,658,989
        22,080        Southwest Gas Corp.                                                         578,717
        16,293        WGL Holdings, Inc.                                                          512,904
        54,366        Xcel Energy,Inc.                                                          1,104,717
                                                                                              ------------
                                                                                               16,643,947
                                                                                              ------------
                      TOTAL COMMON STOCKS - 67.8%
                      (Cost $109,637,693)                                                     117,995,842
                                                                                              ------------

                      MASTER LIMITED PARTNERSHIPS - 11.4%
                      ENERGY - 9.8%

        54,173        El Paso Pipeline Partners LP                                              1,283,900
        32,541        Enbridge Energy Partners LP                                               1,603,946
        43,274        Energy Transfer Equity LP                                                 1,276,583
        46,215        Enterprise Products Partners LP                                           1,376,745
        23,353        Kinder Morgan Energy Partners LP                                          1,360,546
        84,745        Linn Energy LLC                                                           2,102,523
        90,457        MarkWest Energy Partners LP                                               2,320,222
        22,897        NuStar Energy LP                                                          1,200,948
        26,107        ONEOK Partners LP                                                         1,532,220
       176,281        Pengrowth Energy Trust (Canada)                                           1,694,060
        24,906        Plains All American Pipeline LP                                           1,260,244
                                                                                              ------------
                                                                                               17,011,937
                                                                                              ------------
                      FINANCIALS- 1.6%

        52,670        AllianceBernstein Holding LP                                              1,332,551
       111,964        Blackstone Group LP                                                       1,549,582
                                                                                              ------------
                                                                                                2,882,133
                                                                                              ------------
                      TOTAL MASTER LIMITED PARTNERSHIPS
                      (Cost $17,148,623)                                                       19,894,070
                                                                                              ------------

                      CLOSED-END FUNDS - 9.8%

       101,133        BlackRock Corporate High Yield Fund V, Inc.                               1,018,409
        64,883        BlackRock Credit Allocation Income Trust II, Inc.                           580,703
        94,543        BlackRock Credit Allocation Income Trust IV                               1,040,918
        75,556        BlackRock Enhanced Capital and Income Fund, Inc.                          1,161,296
        71,506        BlackRock Global Opportunities Equity Trust                               1,340,737
       191,648        BlackRock Real Asset Equity Trust                                         2,382,185
        79,600        Calamos Global Dynamic Income Fund                                          612,920
       106,243        Dreyfus High Yield Strategies Fund                                          380,350
       116,512        Eaton Vance Tax-Advantaged Global Dividend Income Fund                    1,611,361
        40,976        Evergreen Multi-Sector Income Fund                                          583,908
        33,882        First Trust Aberdeen Global Opportunity Income Fund                         546,178
        47,431        Nuveen Equity Premium Advantage Fund                                        612,334
        55,487        Nuveen Equity Premium Income Fund                                           686,929
        61,743        Nuveen Equity Premium Opportunity Fund                                      790,928
        66,282        Nuveen Quality Preferred Income Fund                                        412,937
        46,384        Pioneer Floating Rate Trust                                                 535,271
       129,290        Van Kampen Dynamic Credit Opportunities Fund                              1,398,918
        45,353        Western Asset Global High Income Fund Inc                                   482,102
       137,747        Zweig Fund, Inc.                                                            439,413
       125,028        Zweig Total Return Fund, Inc.                                               477,607
                      (Cost $15,945,707)                                                      ------------
                                                                                               17,095,404
                                                                                              ------------

                      PREFERRED STOCKS  - 6.6%
                      FINANCIALS - 5.3%

        66,598        Bank of America Corp., Ser. MER, 8.625%, 05/28/13                         1,505,781
         2,566        Bank of America Corp., Ser. L, 7.25%, 12/31/49                            2,187,515
        87,537        Bank of America Corp., 8.20%, 05/01/13                                    1,925,814
        47,837        Barclays Bank PLC, Ser. 5, 8.125%, 06/15/13 (United Kingdom)              1,122,734
        54,487        Citigroup Capital VII, 7.125%, 07/31/31                                   1,027,625
        80,446        Fifth Third Capital Trust VI, 7.25%, 11/15/67                             1,522,843
                                                                                              ------------
                                                                                                9,292,312
                                                                                              ------------
                      TELECOMMUNICATIONS - 1.3%

       101,373        Tele Norte Leste Participacoes SA, Preference Shares, ADR (Brazil)        2,205,876
                                                                                              ------------

                      TOTAL PREFERRED STOCKS
                      (Cost $10,764,414)                                                      ------------
                                                                                               11,498,188
                                                                                              ------------

                      INCOME TRUSTS - 4.0%
                      ENERGY - 4.0%

        84,453        Enerplus Resources Fund (Canada)                                          1,934,818
       165,453        Harvest Energy Trust (Canada)                                             1,550,295
       138,297        Penn West Energy Trust (Canada)                                           2,429,878
       172,186        Provident Energy Trust (Canada)                                           1,098,547
                                                                                              ------------
                      (Cost $5,692,560)                                                         7,013,538
                                                                                              ------------

                      TOTAL INVESTMENTS - 99.6%

                      (Cost $159,188,997)                                                     173,497,042
                      Other Assets in excess of Liabilities - 0.4%                                594,792
                                                                                              ------------
                      NET ASSETS - 100.0%                                                     $174,091,834
                                                                                              ============

ADR - American Depositary Receipt
AG - Stock Corporation
AS - Limited Liability Company
LLC - Limited Liability Corporation
LP - Limited Partnership
OJSC - Open Joint Stock Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation
SAB de CV - Variable Capital Company

Securities are classified by sectors that represent broad groupings of related industries.

--------------------------------------------------------------------------------
                             Country Allocation*
--------------------------------------------------------------------------------
          United States                                         80.6%
          Canada                                                 6.1%
          United Kingdom                                         5.0%
          Brazil                                                 1.5%
          Bermuda                                                1.3%
          Marshall Islands                                       1.1%
          Russia                                                 1.1%
          Germany                                                0.8%
          Taiwan                                                 0.8%
          Spain                                                  0.4%
          Turkey                                                 0.4%
          France                                                 0.4%
          Philippines                                            0.3%
          Mexico                                                 0.2%

--------------------------------------------------------------------------------
          * Subject to change daily.  Based on total investments.

See previously submitted notes to financial statements for the period ended August 31, 2009.

At November 30, 2009, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                                                         Gross Tax            Gross Tax      Net Tax Unrealized
                      Cost of Investments               Unrealized           Unrealized         Appreciation on
                         for Tax Purposes             Appreciation         Depreciation             Investments
------------------------------------------    ---------------------    -----------------    --------------------
                            $ 159,176,541             $ 15,220,148          $ (899,647)            $ 14,320,501
------------------------------------------    ---------------------    -----------------    --------------------

The Fund adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC820") (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157). In accordance with ASC820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2009.

Description                       Level 1            Level 2            Level 3              Total
---------------------------   -----------------   ---------------   ----------------   ------------------
(value in $000s)
Assets:
Common Stocks                        $ 117,996               $ -                $ -            $ 117,996
Preferred Stocks                        11,498                 -                  -               11,498
Income Trusts                            7,014                 -                  -                7,014
Master Limited Partnerships             19,894                 -                  -               19,894
Closed End Funds                        17,095                 -                  -               17,095
                              -----------------   ---------------   ----------------   ------------------
Total                                $ 173,497               $ -                $ -            $ 173,497
                              =================   ===============   ================   ==================

XRO |  CLAYMORE/ZACKS SECTOR ROTATION ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2009 (UNAUDITED)

NUMBER OF SHARES       DESCRIPTION                                                                 VALUE
-----------------------------------------------------------------------------------------------------------
                       COMMON STOCKS  - 100.0%
                       CONSUMER DISCRETIONARY - 27.9%

         2,059         Aeropostale, Inc. (a)                                               $       64,858
         4,838         Amazon.com, Inc. (a)                                                       657,533
         4,955         AutoNation, Inc. (a)                                                        87,456
         9,620         Bed Bath & Beyond, Inc. (a)                                                359,403
         9,629         Best Buy Co., Inc.                                                         412,410
         8,565         CarMax, Inc. (a)                                                           170,272
           929         Chipotle Mexican Grill, Inc. - Class A (a)                                  77,525
        10,974         Coach, Inc.                                                                381,346
        11,225         Expedia, Inc. (a)                                                          286,013
        16,878         Gap, Inc.                                                                  361,527
         5,535         Garmin Ltd. (Cayman Islands)                                               165,386
         2,415         Guess? Inc.                                                                 89,476
         7,965         JC Penney Co., Inc.                                                        228,914
         6,334         Kohl's Corp. (a)                                                           336,589
        15,945         Ltd Brands, Inc.                                                           264,527
        14,812         Macy's, Inc.                                                               241,584
         8,873         Nordstrom, Inc.                                                            296,802
         3,510         Polo Ralph Lauren Corp.                                                    269,743
         1,627         priceline.com, Inc. (a)                                                    348,373
         5,676         Ross Stores, Inc.                                                          249,630
        17,492         Starbucks Corp. (a)                                                        383,075
         4,650         Tiffany & Co.                                                              198,462
         9,720         TJX Cos., Inc.                                                             373,054
         8,984         Urban Outfitters, Inc. (a)                                                 284,254
                                                                                           ---------------
                                                                                                6,588,212
                                                                                           ---------------
                       CONSUMER STAPLES - 7.5%

        10,638         Avon Products, Inc.                                                        364,352
        16,873         Coca-Cola Enterprises, Inc.                                                331,554
         9,426         Dr Pepper Snapple Group, Inc.                                              246,867
         2,700         Energizer Holdings, Inc. (a)                                               152,118
         1,215         Green Mountain Coffee Roasters, Inc. (a)                                    76,521
         7,434         Pepsi Bottling Group, Inc.                                                 282,120
        14,176         Tyson Foods, Inc. - Class A                                                170,396
         5,865         Whole Foods Market, Inc. (a)                                               150,437
                                                                                           ---------------
                                                                                                1,774,365
                                                                                           ---------------
                       ENERGY - 0.3%

         2,880         Dresser-Rand Group, Inc. (a)                                                80,870
                                                                                           ---------------

                       FINANCIALS - 0.4%

         3,030         MSCI, Inc. - Class A (a)                                                    92,324
                                                                                           ---------------

                       HEALTH CARE - 17.7%

         3,256         Alcon, Inc. (Switzerland)                                                  481,497
         6,364         Allergan, Inc.                                                             369,939
         4,410         Allscripts-Misys Healthcare Solutions, Inc. (a)                             84,672
         2,597         Beckman Coulter, Inc.                                                      168,701
        34,112         Boston Scientific Corp. (a)                                                285,518
         2,805         Community Health Systems, Inc. (a)                                          85,581
         4,934         Henry Schein, Inc. (a)                                                     245,023
         1,785         IDEXX Laboratories, Inc. (a)                                                89,339
         1,378         Intuitive Surgical, Inc. (a)                                               386,584
         2,310         Inverness Medical Innovations, Inc. (a)                                     97,136
         7,758         Life Technologies Corp. (a)                                                386,193
         6,065         McKesson Corp.                                                             376,151
        11,185         Mylan, Inc. (a)                                                            199,876
        15,225         Tenet Healthcare Corp. (a)                                                  69,274
         1,446         Universal Health Services, Inc. - Class B                                   80,817
         7,149         Vertex Pharmaceuticals, Inc. (a)                                           277,524
        12,533         Warner Chilcott PLC - Class A (Ireland) (a)                                308,061
         4,890         Watson Pharmaceuticals, Inc. (a)                                           181,370
                                                                                           ---------------
                                                                                                4,173,256
                                                                                           ---------------
                       INDUSTRIALS - 9.4%

         2,520         Bucyrus International, Inc.                                                130,511
         1,314         Elbit Systems Ltd. (Israel)                                                 80,167
         2,730         Flowserve Corp.                                                            271,526
         4,950         Goodrich Corp.                                                             293,733
        16,530         Hertz Global Holdings, Inc. (a)                                            161,994
        11,781         Ingersoll-Rand PLC (Ireland)                                               416,694
         3,660         Joy Global, Inc.                                                           195,956
         7,695         KBR, Inc.                                                                  143,358
         3,157         Manpower, Inc.                                                             155,514
        10,480         Tyco International Ltd. (Switzerland)                                      375,917
                                                                                           ---------------
                                                                                                2,225,370
                                                                                           ---------------
                       INFORMATION TECHNOLOGY - 34.2%

        10,190         Analog Devices, Inc.                                                       305,598
         1,895         Apple, Inc. (a)                                                            378,829
         4,948         Arrow Electronics, Inc. (a)                                                130,033
         9,504         ASML Holding NV, NY Registered Shares (Netherlands)                        294,529
         9,160         Broadcom Corp. - Class A (a)                                               267,472
         7,274         Cognizant Technology Solutions Corp. - Class A (a)                         319,547
         2,985         CommScope, Inc. (a)                                                         75,013
         5,335         Computer Sciences Corp. (a)                                                295,079
        22,949         Corning, Inc.                                                              382,789
         3,795         Cree, Inc. (a)                                                             181,515
        19,125         eBay, Inc. (a)                                                             467,989
        28,005         Flextronics International Ltd. (Singapore) (a)                             197,995
         7,275         Genpact Ltd. (Bermuda) (a)                                                  94,430
           705         Google, Inc. - Class A (a)                                                 411,015
        17,953         Intel Corp.                                                                344,698
         5,190         Jabil Circuit, Inc.                                                         69,079
         5,820         KLA-Tencor Corp.                                                           181,817
         4,080         Lam Research Corp. (a)                                                     138,679
        25,380         LSI Corp. (a)                                                              134,260
        17,360         Marvell Technology Group Ltd. (Bermuda) (a)                                267,691
        11,520         Maxim Integrated Products, Inc.                                            202,752
        25,485         Micron Technology, Inc. (a)                                                191,647
        40,893         Motorola, Inc.                                                             327,553
        18,540         NVIDIA Corp. (a)                                                           242,132
        16,890         ON Semiconductor Corp. (a)                                                 131,066
         7,560         Red Hat, Inc. (a)                                                          201,852
         2,070         Rovi Corp. (a)                                                              61,707
         3,675         Salesforce.com, Inc. (a)                                                   230,349
         9,630         SanDisk Corp. (a)                                                          189,904
        13,740         Seagate Technology (Cayman Islands)                                        207,886
        10,065         Tellabs, Inc. (a)                                                           56,465
         5,055         Teradata Corp. (a)                                                         148,112
        14,829         Texas Instruments, Inc.                                                    375,025
         6,999         VMware, Inc. - Class A (a)                                                 293,818
         7,697         Western Digital Corp. (a)                                                  283,558
                                                                                           ---------------
                                                                                                8,081,883
                                                                                           ---------------
                       MATERIALS - 2.6%

         6,585         Crown Holdings, Inc. (a)                                                   165,745
         8,025         MeadWestvaco Corp.                                                         219,644
         7,344         Owens-Illinois, Inc. (a)                                                   229,647
                                                                                           ---------------
                                                                                                  615,036
                                                                                           ---------------
                       TOTAL INVESTMENTS - 100.0%

                       (Cost $21,296,944)                                                      23,631,316
                       Other Assets in excess of Liabilities - 0.0%                                 8,287
                                                                                           ---------------
                       NET ASSETS - 100.0%                                                   $ 23,639,603
                                                                                           ===============

NV - Publicly Traded Company
PLC - Public Limited Company

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

--------------------------------------------------------------------------------
                             Country Allocation*
--------------------------------------------------------------------------------
       United States                                             87.8%
       Switzerland                                                3.6%
       Ireland                                                    3.1%
       Cayman Islands                                             1.6%
       Bermuda                                                    1.5%
       Netherlands                                                1.3%
       Singapore                                                  0.8%
       Israel                                                     0.3%
--------------------------------------------------------------------------------

* Subject to change daily.  Based on total investments.

See previously submitted notes to financial statements for the period ended August 31, 2009.

At November 30, 2009, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                                                         Gross Tax            Gross Tax      Net Tax Unrealized
                      Cost of Investments               Unrealized           Unrealized         Appreciation on
                         for Tax Purposes             Appreciation         Depreciation             Investments
------------------------------------------    ---------------------    -----------------    --------------------
                             $ 21,297,307              $ 2,693,119           $ (359,110)            $ 2,334,009
------------------------------------------    ---------------------    -----------------    --------------------

The Fund adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC820") (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157). In accordance with ASC820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2009.

Description                  Level 1            Level 2            Level 3             Total
----------------------   -----------------   ---------------   ----------------   -----------------
(value in $000s)
Assets:

Common Stocks                    $ 23,631               $ -                $ -            $ 23,631
                         -----------------   ---------------   ----------------   -----------------
Total                            $ 23,631               $ -                $ -            $ 23,631
                         =================   ===============   ================   =================

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust
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By:  /s/ J. Thomas Futrell
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         J. Thomas Futrell
         Chief Executive Officer

Date: January 27, 2010
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     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ J. Thomas Futrell
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         J. Thomas Futrell
         Chief Executive Officer

Date: January 27, 2010
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By:  /s/ Steven M. Hill
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         Steven M. Hill
         Treasurer and Chief Financial Officer

Date: January 27, 2010
      --------------------------------------------------------------------------